Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.52%, 04/15/38
(a) (b)
........... USD 250 $ 250,248
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME Term
SOFR at 0.72% Floor + 0.83%), 4.99%,
12/25/33 ...................... 100 96,516
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
4.53%, 05/25/37 ................. 82 12,772
ACRES LLC, Series 2025-FL3, Class A, (1-mo.
CME Term SOFR at 1.62% Floor + 1.62%),
5.75%, 08/18/40
(a) (b)
................. 1,036 1,038,214
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 654 659,234
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 100 100,722
AGL CLO 42 Ltd., Series 2025-42A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.57%, 07/22/38
(a) (b)
........... 250 250,443
AGL CLO 44 Ltd., Series 2025-44A, Class C,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.75%, 10/22/37
(a) (b)
........... 250 249,502
Arbor Realty Commercial Real Estate Notes
LLC, Series 2025-FL1, Class A, (1-mo. CME
Term SOFR at 1.35% Floor + 1.35%), 5.49%,
01/20/43
(a) (b)
...................... 640 638,304
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.75%, 05/25/35
(a)
....... 28 22,905
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.18%,
12/10/25
(a)
....................... 300 25,349
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.28%,
05/28/39 ...................... 50 41,582
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.28%,
02/28/40 ...................... 66 59,190
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.28%,
12/28/40 ...................... 12 12,001
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.52%, 03/30/38
(a) (b)
........... 250 250,249
BBAM US CLO V Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.60%, 07/25/38
(a) (b)
........... 250 250,886
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 .. 40 2,563
Series 2000-A, Class A3, 7.83%, 06/15/30 .. 37 2,458
Series 2000-A, Class A4, 8.29%, 06/15/30 .. 27 1,883
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.55%, 03/25/37 ................. 11 10,205
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
4.97%, 04/25/37 ................. 227 218,648
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class A1R3, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.63%, 07/20/38
(a) (b)
. 708 710,425
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XX Ltd., Series
2020-20A, Class ARR, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.58%,
07/15/37
(a) (b)
...................... USD 250 $ 250,764
Benefit Street Partners CLO XXXVII Ltd., Series
2024-37A, Class A, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.67%, 01/25/38
(a) (b)
1,000 1,003,080
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... 250 250,653
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A1AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 5.59%, 10/20/30
(a) (b)
. 61 60,816
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (c)
.... 126 126,283
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.53%, 07/20/38
(a) (b)
........... 260 261,008
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.77%, 10/18/42
(a) (b)
................. 314 312,593
Canyon CLO Ltd., Series 2020-3A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 10/15/37
(a) (b)
........... 330 331,177
Capital Four US CLO II Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.23%, 01/20/37
(a) (b)
...... 250 250,718
Carbone CLO Ltd., Series 2017-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.40%), 5.73%, 01/20/31
(a) (b)
........... 202 202,138
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.87%, 08/20/31 ................. GBP 100 135,732
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.57%, 08/20/31 ................. 100 136,308
Carlyle US CLO Ltd., Series 2021-8A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.63%, 10/15/38
(a) (b)
........... USD 500 501,950
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
4.43%, 10/25/36
(a)
.................. 14 14,048
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 4.59%, 10/25/36
(a)
............ 31 21,652
CIFC Funding Ltd.
(a)(b)
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.03%,
01/18/38 ...................... 860 863,560
Series 2025-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.81%,
10/24/38 ...................... 250 251,273
Series 2025-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.96%,
10/24/38 ...................... 250 250,677
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.47%, 05/25/37 ................. 142 96,131
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.54%, 05/25/37 ................. 65 43,659
Compass Datacenters Issuer III LLC, Series
2025-3A, Class A2, 5.29%, 07/25/50
(b)
..... 189 191,116

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ USD 100 $ 100,753
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 .. 9 8,926
Series 1997-6, Class M1, 7.21%, 01/15/29 .. 5 5,210
Series 1999-5, Class A5, 7.86%, 03/01/30 .. 23 6,309
Series 1999-5, Class A6, 7.50%, 03/01/30 .. 24 6,394
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
. 56 7,223
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
. 151 20,035
Series 2000-5, Class A7, 8.20%, 05/01/31 .. 134 26,007
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term SOFR
at 0.22% Floor + 0.33%), 4.49%, 12/25/25
(a)
. —
(e)
277
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 3.00%,
12/25/36
(c)
..................... 9 7,716
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (c)
.................... 35 34,629
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (c)
.................... 73 2,262
Series 2007-CB6, Class A4, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.61%,
07/25/37
(a) (b)
.................... 31 20,393
Creeksource Dunes Creek CLO Ltd., Series
2024-1A, Class A1, (3-mo. CME Term SOFR
at 1.41% Floor + 1.41%), 5.73%, 01/15/38
(a) (b)
250 251,086
CWABS Asset-Backed Certificates Trust, Series
2005-16, Class 1AF, 4.47%, 04/25/36
(a)
.... 62 55,286
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor and 16.00% Cap +
0.38%), 4.53%, 03/15/34
(a)
............ 4 4,044
CWABS Trust, Series 2006-14, Class M1, (1-mo.
CME Term SOFR at 0.44% Floor + 0.55%),
4.71%, 02/25/37
(a)
.................. 243 251,578
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.17%,
10/25/34
(a)
....................... 53 52,402
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 .......... 1 1,451
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.44%, 05/15/35 ........... 1 696
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.44%, 05/15/36 ........... 9 9,311
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 4.41%, 11/15/36 ............ 6 5,683
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.90% Floor +
1.18%), 5.50%, 10/15/30
(a) (b)
........... 86 86,595
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.60%, 04/20/38
(a) (b)
...... 1,050 1,053,463
Dowson plc
(a)(d)
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
7.92%, 08/20/31 ................. GBP 246 332,583
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
10.92%, 08/20/31 ................ GBP 360 $ 491,348
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class AR2, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.36%, 08/15/31
(a) (b)
...... USD 691 691,747
Eaton Vance CLO Ltd., Series 2013-1A, Class
AR4, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 5.62%, 10/15/38
(a) (b)
.......... 380 381,664
Elmwood CLO 19 Ltd., Series 2022-6A, Class
AR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.02%, 10/17/36
(a) (b)
........... 250 250,414
Elmwood CLO 36 Ltd., Series 2024-12RA, Class
AR, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.67%, 10/20/37
(a) (b)
........... 500 501,865
Elmwood CLO 38 Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 5.43%, 04/22/38
(a) (b)
........... 250 250,337
FIGRE Trust
(a)(b)
Series 2024-SL1, Class A1, 5.75%, 07/25/53 181 184,017
Series 2025-HE1, Class A, 5.83%, 01/25/55 . 1,546 1,568,242
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
5.32%, 10/25/34 ................. 33 29,685
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.55%, 12/25/36 ................. 490 197,722
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.42%, 12/25/36 ................. 253 219,023
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.87%, 01/25/36 ................. 98 89,031
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
...................... 376 378,914
Fortuna Consumer Loan ABS DAC, Series 2024-
2, Class E, (1-mo. EURIBOR at 0.00% Floor +
4.10%), 6.01%, 10/18/34
(a) (d)
........... EUR 100 119,392
Fremont Home Loan Trust, Series 2006-3, Class
1A1, (1-mo. CME Term SOFR at 0.28% Floor
+ 0.39%), 4.55%, 02/25/37
(a)
........... USD 58 43,194
FS Rialto Issuer LLC, Series 2024-FL9, Class
A, (1-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.76%, 10/19/39
(a) (b)
........... 209 210,108
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.32%, 07/20/38 ...... EUR 79 92,753
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.67%, 07/20/38 ...... 79 92,763
Generate CLO 13 Ltd., Series 2023-13A, Class
A1, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.13%, 01/20/37
(a) (b)
........... USD 250 250,572
Generate CLO 19 Ltd., Series 2025-19A, Class
A, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.57%, 04/22/36
(a) (b)
........... 250 250,887
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 3.53%, 09/22/43
(a) (d)
........... EUR 70 82,720
GoldenTree Loan Management US CLO 16 Ltd.,
Series 2022-16A, Class ARR, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%), 5.45%,
01/20/38
(a) (b)
...................... USD 250 250,082

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 23
Ltd.
(a)(b)
Series 2024-23A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.60%,
01/20/39 ...................... USD 820 $ 822,067
Series 2024-23A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.93%,
01/20/39 ...................... 1,310 1,314,650
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A, Class ARR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.10%), 5.43%,
04/20/34
(a) (b)
...................... 250 250,287
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.63%, 04/17/38
(a) (b)
...... 250 250,828
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 257 260,005
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 529 537,197
Series 2025-1A, Class B, 6.27%, 02/20/49 .. 100 102,218
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A4, 5.15%, 10/27/59 .. 62 62,457
Series 2024-2, Class B, 5.26%, 10/27/59 ... 100 100,981
Series 2025-2A, Class C, 5.26%, 06/25/60 .. 130 131,170
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
.............. 24 4,271
GSAMP Trust
(a)
Series 2006-HE4, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.56%),
4.72%, 06/25/36 ................. 200 173,381
Series 2007-H1, Class A1B, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%), 4.67%,
01/25/47 ...................... 18 8,756
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.65%, 02/25/47 ................. 40 39,488
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.57%, 05/25/37
(a)
........... 59 49,669
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo. CME
Term SOFR at 2.03% Floor + 2.14%), 3.52%,
07/25/34
(a)
....................... 9 8,870
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(c)
.......... 48 4,313
Household Capital RMBS, Series 2025-1, Class
A, (3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.90%), 5.74%,
07/21/87
(a) (d)
...................... AUD 170 112,150
Huntington Bank Auto Credit-Linked Notes
(a)(b)
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.74%,
10/20/32 ...................... USD 272 271,906
Series 2025-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.20%), 5.59%,
09/20/33 ...................... 453 452,783
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.86%, 10/19/42
(a) (b)
................. 100 100,058
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.63%, 07/15/38
(a) (b)
........... 250 250,725
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b) (c)
......... 2 2,255
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.41% Floor + 0.52%), 4.68%,
05/25/36
(a)
....................... USD 40 $ 39,989
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.66%,
01/20/31
(a) (b)
...................... 1 1,153
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
....................... 9 9,468
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.57%, 12/25/37
(a)
............ 10 10,370
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(b)
........... 188 190,118
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.41%, 04/23/38
(a) (b)
. 250 250,196
Madison Park Funding LXXIII Ltd., Series 2025-
73A, Class B, (3-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.66%, 10/17/38
(a) (b)
. 250 251,130
Madison Park Funding XLII Ltd., Series 13A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.47%, 11/21/30
(a) (b)
...... 150 150,321
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A1R, (3-mo. CME Term SOFR at
1.36% Floor + 1.36%), 5.68%, 07/16/37
(a) (b)
. 260 260,858
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class AR, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.61%, 10/15/32
(a) (b)
. 248 248,673
Mariner Finance Issuance Trust
(b)
Series 2024-BA, Class A, 4.91%, 11/20/38 .. 338 343,009
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 100 102,713
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 176 177,933
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.52%
Floor + 0.63%), 4.79%, 06/25/46
(a) (b)
...... 5 5,056
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
4.66%, 08/25/37 ................. 35 33,842
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
4.45%, 06/25/37 ................. 24 4,959
MF1 LLC, Series 2025-FL19, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.62%, 05/18/42
(a) (b)
................. 169 169,244
Mila BV, Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor + 2.72%), 0.00%,
10/12/42
(a) (d)
...................... EUR 100 117,405
Milford Park CLO Ltd., Series 2022-1A, Class
AR, (3-mo. CME Term SOFR at 1.16% Floor +
1.16%), 5.49%, 01/20/38
(a) (b)
........... USD 250 250,018
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.87%, 12/25/34 ................. 155 147,946
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
5.14%, 09/25/35 ................. 96 80,249
Navient Refinance Loan Trust, Series 2025-B,
Class A, 4.72%, 09/15/55
(b)
............ 373 372,169

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust
(b)
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.47%,
03/15/57
(a)
..................... USD 306 $ 305,119
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.69%,
05/17/55
(a)
..................... 900 905,372
Series 2025-BA, Class B, 4.98%, 05/17/55 . 420 419,938
Series 2025-BA, Class C, 5.38%, 05/17/55 . 170 170,758
Series 2025-BA, Class D, 6.04%, 05/17/55 . 104 104,727
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.71%,
06/22/65
(a)
..................... 368 367,998
Series 2025-CA, Class D, 5.82%, 06/22/65 . 235 234,162
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class A, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%), 5.55%,
07/20/39
(a) (b)
...................... 250 250,657
Newday Funding Master Issuer plc, Series
2024-2X, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.65%), 6.62%,
07/15/32
(a) (d)
...................... GBP 100 136,817
Oaktree CLO Ltd.
(a)(b)
Series 2021-2A, Class AR, (3-mo. CME Term
SOFR at 0.97% Floor + 0.97%), 5.29%,
01/15/35 ...................... USD 250 250,027
Series 2025-31A, Class A, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.60%,
07/15/38 ...................... 250 250,421
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 .. 12 4,053
Series 2001-D, Class A4, 6.93%, 09/15/31 .. 7 2,818
Series 2002-B, Class M1, 7.62%, 06/15/32 . 55 55,955
OCP Aegis CLO Ltd., Series 2024-39A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.54%, 01/16/37
(a) (b)
........... 250 250,786
OCP CLO Ltd.
(a)(b)
Series 2020-8RA, Class AR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.57%, 10/17/36 ................. 250 250,317
Series 2020-8RA, Class AR2, (3-mo. CME
Term SOFR at 1.22% Floor + 1.22%),
0.00%, 10/17/38 ................. 250 250,000
Series 2025-40A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.46%,
04/16/38 ...................... 250 250,192
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.60%, 07/17/30
(a) (b)
74 73,620
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.58%,
01/25/31
(a) (b)
...................... 2 2,340
OHA Loan Funding Ltd.
(a)(b)
Series 2013-2A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.30%), 5.50%,
05/23/31 ...................... 56 55,900
Series 2013-2A, Class AR2, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 0.00%,
10/20/38
(f)
..................... 750 750,000
OneMain Direct Auto Receivables Trust, Series
2025-1A, Class D, 6.10%, 07/14/37
(b)
..... 100 101,863
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.48%, 03/25/37
(a)
................ USD 90 $ 78,934
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(c)
..................... 58 49,472
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
..................... 137 119,203
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37
(c)
..................... 39 38,446
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. CME Term
SOFR at 1.20% Floor and 18.00% Cap +
1.31%), 5.46%, 10/15/37
(a) (b)
........... 4 3,942
Ownit Mortgage Loan Trust, Series 2006-2, Class
A2C, 6.50%, 01/25/37
(c)
.............. 53 48,454
Palmer Square CLO Ltd., Series 2019-1A, Class
A1R2, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.36%, 08/14/38
(a) (b)
...... 700 701,750
Park Blue CLO Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.43%, 10/20/38
(a) (b)
........... 910 913,197
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.36%), 5.68%, 07/25/31
(a) (b)
.......... 29 29,375
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.70%, 07/20/40
(a) (b)
........... 250 251,174
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.64%, 01/25/38
(a) (b)
........... 800 803,231
Regatta IX Funding Ltd., Series 2017-1A, Class
B1R, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 6.32%, 04/17/37
(a) (b)
.......... 847 850,456
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/17/37
(a) (b)
........... 250 250,800
Regatta XVIII Funding Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.16%
Floor + 1.16%), 5.48%, 04/15/38
(a) (b)
...... 509 509,297
Regional Management Issuance Trust, Series
2024-2, Class A, 5.11%, 12/15/33
(b)
....... 100 100,861
Republic Finance Issuance Trust
(b)
Series 2024-B, Class A, 5.42%, 11/20/37 ... 465 473,494
Series 2024-B, Class B, 5.86%, 11/20/37 ... 164 167,366
Series 2025-A, Class A, 4.59%, 11/20/34 ... 230 229,949
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
....................... 348 349,017
Romark CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.61%, 10/23/30
(a) (b)
........... 41 41,308
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 5.62%, 04/20/31
(a) (b)
........... 99 99,026
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
5.63%, 01/15/37
(a) (b)
................. 500 501,936
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A,
Class A1, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.70%, 01/30/38
(a) (b)
...... 250 251,052
Sandstone Peak II Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.74%,
07/20/38 ...................... 250 251,125

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
07/20/38 ...................... USD 250 $ 250,875
Secucor Finance DAC
(a)(d)
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.40%), 5.30%, 09/20/36 . EUR 100 117,446
Series 2025-1, Class F, (1-mo. EURIBOR at
0.00% Floor + 6.20%), 8.10%, 09/20/36 . 100 117,405
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
.................. USD 139 138,449
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR at
0.42% Floor + 0.53%), 4.69%, 10/25/36
(a)
.. 100 77,846
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.63%, 01/22/38
(a) (b)
...... 350 351,256
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.65%, 01/20/38
(a) (b)
.......... 250 250,963
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.31%, 10/15/38
(a) (b)
........... 250 250,625
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.68%, 01/15/38
(a) (b)
........... 250 250,849
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.48%, 01/20/38
(a) (b)
. 250 250,247
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.46%, 10/17/38
(a) (b)
...... 250 250,610
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 ... 16 16,302
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.82%,
03/15/56
(a)
..................... 172 174,059
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 696 699,734
Series 2025-1, Class B, 5.12%, 02/27/34 ... 100 101,132
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR at
0.80% Floor + 0.91%), 5.07%, 01/25/35
(a)
.. 1 875
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 181 182,194
Sycamore Tree CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.72%, 01/20/38
(a) (b)
........... 250 250,989
Symphony CLO 46 Ltd., Series 2024-46A, Class
A2, (3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 5.92%, 01/20/38
(a) (b)
........... 250 250,488
Symphony CLO XXI Ltd., Series 2019-21A, Class
AR2, (3-mo. CME Term SOFR at 0.90% Floor
+ 0.90%), 5.22%, 07/15/32
(a) (b)
.......... 237 236,989
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.72%, 10/23/34
(a) (b)
...... 520 520,802
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
............... 439 439,917
TAGUS - Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 5.90%, 10/27/42
(a) (d)
. EUR 100 119,121
TCI-Symphony CLO Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.02% Floor
+ 1.28%), 5.60%, 10/13/32
(a) (b)
.......... USD 392 392,056
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Towd Point Mortgage Trust, Series 2025-CRM1,
Class A1, 5.80%, 01/25/65
(b) (c)
.......... USD 1,578 $ 1,596,034
Trimaran CAVU Ltd., Series 2024-1A, Class A,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.70%, 01/25/38
(a) (b)
........... 460 461,429
Truist Bank Auto Credit-Linked Notes, Series
2025-1, Class B, 4.73%, 09/26/33
(b)
...... 468 467,255
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST5, Class B, 5.25%, 09/15/32 . 100 100,293
Series 2025-ST6, Class A, 4.61%, 10/15/32 . 143 143,128
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 470 472,249
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.69%, 01/20/38
(a) (b)
...... 679 681,323
Washington Mutual Asset-Backed Certificates
Trust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.63%, 09/25/36 ................. 115 28,743
Series 2006-HE5, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.13%,
10/25/36 ...................... 94 71,575
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.45%, 04/18/38
(a) (b)
. 250 250,128
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 4.67%, 06/25/37
(a) (b)
........... 72 22,263
Total Asset-Backed Securities — 5 .3%
(Cost: $ 51,009,886 ) ............................... 50,506,085
Shares
Shares
Common Stocks
Banks — 0.0%
Flagstar Financial, Inc. ................. 32,083 370,559
Broadline Retail — 0.0%
Rakuten Group, Inc.
(g)
.................. 14,300 92,731
Commercial Services & Supplies — 0.0%
WOM New Holdco
(f) (g)
.................. 86 1,978
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.
(g)
.............. 29,923 183,129
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc. , Class A
(h)
........... 10,196 151,411
Solaris Energy Infrastructure, Inc. , Class A .... 7,903 315,883
467,294
Entertainment — 0.0%
Warner Bros Discovery, Inc.
(g)
............ 7,733 151,025
Health Care Providers & Services — 0.0%
Centene Corp.
(g)
..................... 3,024 107,896
Hotels, Restaurants & Leisure — 0.1%
(g)
Caesars Entertainment, Inc. ............. 3,483 94,128
Genius Sports Ltd. .................... 28,152 348,522
Six Flags Entertainment Corp. ............ 4,302 97,741
540,391
Household Durables — 0.0%
Century Communities, Inc. .............. 1,535 97,273
M/I Homes, Inc.
(g)
..................... 386 55,754

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Meritage Homes Corp. ................. 1,221 $ 88,437
TRI Pointe Homes, Inc.
(g)
................ 2,670 90,700
332,164
Media — 0.1%
(g)
AMC Networks, Inc. , Class A ............. 7,408 61,042
EchoStar Corp. , Class A ................ 5,575 425,707
486,749
Metals & Mining — 0.0%
Algoma Steel Group, Inc. ............... 15,104 53,695
Professional Services — 0.0%
Amentum Holdings, Inc.
(g)
............... 2,876 68,880
Software — 0.0%
Core Scientific, Inc.
(g)
.................. 10,143 181,965
Total Common Stocks — 0 .3%
(Cost: $ 2,757,464 ) ............................... 3,038,456
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co. (The), 7.01%, 05/01/64 ........ USD 406 470,007
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 378 398,650
L3Harris Technologies, Inc., 5.35%, 06/01/34 .. 58 60,104
Northrop Grumman Corp.
4.03% , 10/15/47 ................... 186 151,551
5.25% , 05/01/50 ................... 260 250,371
4.95% , 03/15/53 ................... 448 411,212
Spirit AeroSystems, Inc., 4.60%, 06/15/28 .... 100 99,872
TransDigm, Inc.
(b)
7.13% , 12/01/31 ................... 100 104,309
6.38% , 05/31/33 ................... 100 101,124
2,047,200
Automobile Components — 0.1%
American Axle & Manufacturing, Inc., 5.00%,
10/01/29 ....................... 100 95,028
Clarios Global LP
6.75% , 05/15/28
(b)
.................. 100 102,209
4.75% , 06/15/31
(d)
.................. EUR 100 119,617
Forvia SE, 5.63%, 06/15/30
(d)
........... 100 121,519
Goodyear Tire & Rubber Co. (The), 5.63%,
04/30/33 ....................... USD 100 93,042
IHO Verwaltungs GmbH, 7.00%, (7.00% Cash or
7.75% PIK), 11/15/31
(d) (i)
............. EUR 100 127,085
Mahle GmbH, 6.50%, 05/02/31
(d)
......... 100 121,532
Schaeffler AG, 5.38%, 04/01/31
(d)
......... 100 122,936
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 189 189,345
ZF Europe Finance BV, 6.13%, 03/13/29
(d)
.... EUR 100 120,010
1,212,323
Automobiles — 0.1%
Nissan Motor Acceptance Co. LLC
(b)
7.05% , 09/15/28 ................... USD 100 104,119
5.63% , 09/29/28 ................... 46 46,030
Nissan Motor Co. Ltd., 6.38%, 07/17/33
(d)
.... EUR 200 241,749
RCI Banque SA, (5-Year EURIBOR ICE Swap
Rate + 2.20%), 4.75%, 03/24/37
(a) (d)
...... 100 119,454
Volkswagen International Finance NV, (9-Year
EUR Swap Annual + 3.36%), 4.38%
(a) (d) (j)
... 100 113,984
625,336
Security
Par (000)
Par (000) Value
Banks — 3.4%
Akbank TAS, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.27%),
9.37%
(a) (d) (j)
..................... USD 326 $ 341,485
Bank of America Corp.
(1-day SOFR + 0.96%), 1.73% , 07/22/27
(a)
. 476 466,494
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28
(a)
..................... 1,234 1,215,173
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30
(a)
..................... 245 235,983
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(a)
. 567 503,592
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(a)
. 230 209,525
(1-day SOFR + 1.22%), 2.30% , 07/21/32
(a)
. 53 47,011
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(a)
. 1,506 1,371,419
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(a)
. 329 328,932
(1-day SOFR + 1.91%), 5.29% , 04/25/34
(a)
. 479 495,583
(1-day SOFR + 1.64%), 5.46% , 05/09/36
(a)
. 559 582,782
4.88% , 04/01/44 ................... 271 259,894
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(a)
. 383 246,797
Citigroup, Inc.
(a)
(1-day SOFR + 1.14%), 4.64% , 05/07/28 .. 249 250,722
(1-day SOFR + 0.87%), 4.79% , 03/04/29 .. 927 938,940
(1-day SOFR + 1.36%), 5.17% , 02/13/30 .. 138 141,563
(1-day SOFR + 1.34%), 4.54% , 09/19/30 .. 304 305,415
(1-day SOFR + 1.42%), 2.98% , 11/05/30 .. 1,522 1,440,789
(1-day SOFR + 1.46%), 4.95% , 05/07/31 .. 188 191,572
(1-day SOFR + 1.17%), 4.50% , 09/11/31 .. 485 485,262
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 1,348 1,280,577
(3-mo. EURIBOR + 1.58%), 4.11% , 04/29/36 EUR 700 847,157
(1-day SOFR + 1.49%), 5.17% , 09/11/36 .. USD 145 146,471
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (d) (j)
............ EUR 100 119,277
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.93%), 5.57% , 04/22/28 .. USD 1,102 1,126,069
(1-day SOFR + 0.93%), 4.98% , 07/22/28 .. 351 356,347
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 1,703 1,717,551
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 596 606,745
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 2,018 1,914,840
(1-day SOFR + 1.57%), 6.09% , 10/23/29 .. 368 388,341
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 2,824 2,949,630
(1-day SOFR + 1.01%), 5.14% , 01/24/31 .. 2,168 2,238,961
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 340 300,179
(1-day SOFR + 1.85%), 5.35% , 06/01/34 .. 173 180,259
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 2,631 2,717,494
(1-day SOFR + 1.68%), 5.57% , 04/22/36 .. 581 612,388
(1-day SOFR + 1.64%), 5.58% , 07/23/36 .. 315 326,555
(1-day SOFR + 2.44%), 3.11% , 04/22/51 .. 208 143,814
KeyBank NA, 5.00%, 01/26/33 ........... 536 539,453
Washington Mutual Escrow Bonds
(f)(g)(k)
0.00% , 11/06/09 ................... 300 4,200
0.00% , 09/19/17
(l)
.................. 250 —
0.00% , 09/29/17 ................... 500 —
Wells Fargo & Co.
(a)
(1-day SOFR + 1.07%), 5.71% , 04/22/28 .. 1,139 1,165,464
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 778 804,925
(3-mo. EURIBOR + 1.22%), 3.90% ,
07/22/32
(d)
..................... EUR 300 362,761
(1-day SOFR + 1.50%), 3.35% , 03/02/33 .. USD 738 686,986
(1-day SOFR + 2.02%), 5.39% , 04/24/34 .. 445 462,382
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 174 181,498
(1-day SOFR + 2.13%), 4.61% , 04/25/53 .. 83 72,917
32,312,174
Beverages — 0.1%
Heineken NV, 3.51%, 05/03/34
(d)
.......... EUR 430 507,517

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 0.1%
AbbVie, Inc., 4.88%, 11/14/48 ........... USD 50 $ 46,371
Amgen, Inc.
3.00% , 01/15/52 ................... 141 92,641
4.40% , 02/22/62 ................... 127 101,662
5.75% , 03/02/63 ................... 148 147,649
Grifols SA, 7.50%, 05/01/30
(d)
........... EUR 100 123,708
512,031
Broadline Retail — 0.1%
Kohl's Corp., 5.12%, 05/01/31
(c)
.......... USD 100 78,945
Prosus NV, 4.19%, 01/19/32
(d)
........... 438 420,638
Rakuten Group, Inc., 9.75%, 04/15/29
(d)
..... 700 787,125
1,286,708
Building Products — 0.1%
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
...................... 100 96,751
EMRLD Borrower LP
6.38% , 12/15/30
(d)
.................. EUR 100 122,657
6.63% , 12/15/30
(b)
.................. USD 100 102,795
Quikrete Holdings, Inc., 6.38%, 03/01/32
(b)
... 100 103,584
Smyrna Ready Mix Concrete LLC, 8.88%,
11/15/31
(b)
...................... 100 105,594
Standard Industries, Inc., 4.38%, 07/15/30
(b)
.. 100 95,878
627,259
Capital Markets — 2.4%
Aretec Group, Inc., 7.50%, 04/01/29
(b)
...... 100 100,479
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.91%), 1.95% , 10/21/27
(a)
. 48 46,870
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(a)
. 2,265 2,291,516
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
. 1,230 1,237,696
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(a)
..................... 623 623,727
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
. 407 433,121
3.80% , 03/15/30 ................... 268 263,761
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 256 267,838
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
. 305 312,644
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(a)
. 749 773,180
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 933 964,821
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 469 413,860
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 1,349 1,213,196
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(a)
. 599 549,510
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(a)
. 183 191,024
Jane Street Group, 7.13%, 04/30/31
(b)
...... 100 104,889
Morgan Stanley
3.63% , 01/20/27 ................... 114 113,598
(1-day SOFR + 0.88%), 1.59% , 05/04/27
(a)
. 578 568,876
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(a)
. 96 93,962
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(a)
..................... 635 629,496
(1-day SOFR + 1.73%), 5.12% , 02/01/29
(a)
. 479 489,321
(1-day SOFR + 1.38%), 4.99% , 04/12/29
(a)
. 1,610 1,642,158
(1-day SOFR + 1.59%), 5.16% , 04/20/29
(a)
. 505 516,934
(1-day SOFR + 1.83%), 6.41% , 11/01/29
(a)
. 263 279,534
(1-day SOFR + 1.45%), 5.17% , 01/16/30
(a)
. 720 739,997
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(a)
. 1,620 1,691,628
(1-day SOFR + 1.11%), 5.23% , 01/15/31
(a)
. 1,758 1,814,519
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(a)
. 21 19,623
(1-day SOFR + 1.51%), 5.19% , 04/17/31
(a)
. 710 733,141
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(a)
. 551 480,570
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(a)
. 482 425,700
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(a)
. 327 297,293
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(a)
. 912 940,476
(3-mo. EURIBOR + 1.55%), 4.10% ,
05/22/36
(a)
..................... EUR 600 726,722
MSCI, Inc., 5.25%, 09/01/35 ............ USD 480 483,974
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Prime Investments LLC, 11.00%, 05/01/30
(f)
... USD 246 $ 252,896
SURA Asset Management SA, 6.35%, 05/13/32
(b)
395 421,662
23,150,212
Chemicals — 0.2%
Avient Corp., 7.13%, 08/01/30
(b)
.......... 100 102,764
Brenntag Finance BV, 3.38%, 10/02/31
(d)
.... EUR 300 350,895
Celanese US Holdings LLC, 6.50%, 04/15/30 .. USD 100 100,654
Chemours Co. (The), 4.63%, 11/15/29
(b)
..... 100 90,346
Itelyum Regeneration SpA, 5.75%, 04/15/30
(d)
. EUR 100 119,447
Maxam Prill SARL, 6.00%, 07/15/30
(d)
...... 100 119,191
NOVA Chemicals Corp., 9.00%, 02/15/30
(b)
... USD 100 107,215
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... 404 420,061
Sasol Financing USA LLC, 8.75%, 05/03/29
(d)
.. 331 343,412
Tronox, Inc., 4.63%, 03/15/29
(b)
.......... 100 65,225
1,819,210
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31
(b)
100 104,850
Amber Finco plc, 6.63%, 07/15/29
(d)
........ EUR 100 123,399
APCOA Group GmbH, 6.00%, 04/15/31
(d)
.... 100 118,881
Garda World Security Corp., 8.25%, 08/01/32
(b)
USD 100 103,659
GEO Group, Inc. (The), 8.63%, 04/15/29 .... 100 105,873
OT Midco, Inc., 10.00%, 02/15/30
(b)
........ 200 135,121
Prime Security Services Borrower LLC, 3.38%,
08/31/27
(b)
...................... 100 97,207
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 94 88,404
RR Donnelley & Sons Co., 10.88%, 08/01/29
(b)
. 100 99,732
Williams Scotsman, Inc., 6.63%, 04/15/30
(b)
... 100 102,926
1,080,052
Communications Equipment — 0.1%
Motorola Solutions, Inc.
5.60% , 06/01/32 ................... 195 205,274
5.55% , 08/15/35 ................... 359 373,995
5.50% , 09/01/44 ................... 57 56,899
Viasat, Inc., 5.63%, 04/15/27
(b)
........... 100 99,597
735,765
Construction & Engineering — 0.1%
Heathrow Finance plc, 6.63%, 03/01/31
(d)
.... GBP 100 135,133
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(d)
...................... USD 700 725,375
Weekley Homes LLC, 4.88%, 09/15/28
(b)
..... 92 90,079
950,587
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (j)
................ 327 339,230
Consumer Finance — 0.9%
American Express Co., (1-day SOFR + 1.22%),
4.92%, 07/20/33
(a)
................. 235 239,091
Ford Motor Credit Co. LLC
6.95% , 06/10/26 ................... 200 202,600
4.27% , 01/09/27 ................... 300 297,546
General Motors Financial Co., Inc.
5.95% , 04/04/34 ................... 101 104,894
5.90% , 01/07/35 ................... 89 91,825
6.15% , 07/15/35 ................... 150 156,870
GGAM Finance Ltd., 8.00%, 06/15/28
(b)
..... 100 105,845
Kaspi.KZ JSC, 6.25%, 03/26/30
(d)
......... 408 418,384
Synchrony Financial
3.95% , 12/01/27 ................... 694 686,048
5.15% , 03/19/29 ................... 452 457,696
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. 994 1,002,570
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 2,002 2,075,137

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. USD 1,028 $ 1,047,497
2.88% , 10/28/31 ................... 905 801,481
7.25% , 02/02/33 ................... 876 934,775
8,622,259
Consumer Staples Distribution & Retail — 0.1%
Bellis Acquisition Co. plc, 8.00%, 07/01/31
(d)
.. EUR 100 119,151
Boots Group Finco LP, 7.38%, 08/31/32
(d)
.... GBP 100 137,008
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 100 105,215
Market Bidco Finco plc, 6.75%, 01/31/31
(d)
... EUR 100 115,935
New Immo Holding SA, 5.88%, 04/17/28
(d)
.... 100 121,225
Picard Groupe SAS, 6.38%, 07/01/29
(d)
..... 100 122,828
US Foods, Inc., 4.75%, 02/15/29
(b)
........ USD 100 98,505
819,867
Containers & Packaging — 0.1%
(b)
Clydesdale Acquisition Holdings, Inc., 8.75%,
04/15/30 ....................... 156 160,250
Mauser Packaging Solutions Holding Co.
7.88% , 04/15/27 ................... 83 83,814
9.25% , 04/15/27 ................... 200 200,457
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31 ....................... 100 101,797
Toucan FinCo. Ltd., 9.50%, 05/15/30 ....... 181 177,307
723,625
Diversified Consumer Services — 0.0%
Pachelbel Bidco SpA, 7.13%, 05/17/31
(d)
..... EUR 100 126,494
Service Corp. International, 3.38%, 08/15/30 .. USD 100 92,657
219,151
Diversified REITs — 1.0%
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 342 355,010
GLP Capital LP
5.75% , 06/01/28 ................... 331 340,179
4.00% , 01/15/30 ................... 670 648,848
3.25% , 01/15/32 ................... 794 714,339
5.25% , 02/15/33 ................... 570 570,929
6.25% , 09/15/54 ................... 505 508,767
Trust Fibra Uno, 7.70%, 01/23/32
(d)
........ 389 421,676
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(a) (d) (j)
..................... EUR 100 119,255
Uniti Group LP, 4.75%, 04/15/28
(b)
......... USD 100 97,926
VICI Properties LP
3.75% , 02/15/27
(b)
.................. 651 643,823
4.50% , 01/15/28
(b)
.................. 919 917,108
3.88% , 02/15/29
(b)
.................. 1,479 1,444,005
4.63% , 12/01/29
(b)
.................. 187 185,158
4.95% , 02/15/30 ................... 1,285 1,299,904
5.13% , 11/15/31 ................... 100 101,462
5.13% , 05/15/32 ................... 860 868,465
9,236,854
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
3.50% , 09/15/53 ................... 674 466,208
6.05% , 08/15/56 ................... 236 244,619
3.80% , 12/01/57 ................... 907 646,734
3.65% , 09/15/59 ................... 1,525 1,042,650
3.85% , 06/01/60 ................... 389 276,589
Bell Telephone Co. of Canada or Bell Canada,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.39%), 6.88%, 09/15/55
(a)
100 103,743
CCO Holdings LLC
5.13% , 05/01/27
(b)
.................. 100 99,328
4.50% , 08/15/30
(b)
.................. 100 94,442
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.75% , 02/01/32
(b)
.................. USD 110 $ 101,724
4.50% , 05/01/32 ................... 393 357,656
4.25% , 01/15/34
(b)
.................. 414 357,929
Fibercop SpA, 4.75%, 06/30/30
(d)
......... EUR 100 119,253
Frontier Communications Holdings LLC
5.00% , 05/01/28
(b)
.................. USD 562 560,736
5.88% , 11/01/29 ................... 358 362,070
8.63% , 03/15/31
(b)
.................. 219 230,883
IHS Holding Ltd., 8.25%, 11/29/31
(d)
........ 329 346,684
Level 3 Financing, Inc., 7.00%, 03/31/34
(b)
.... 36 36,623
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 181 177,790
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 57 63,144
Turk Telekomunikasyon A/S, 7.38%, 05/20/29
(d)
324 334,569
Verizon Communications, Inc.
1.50% , 09/18/30 ................... 232 202,813
4.78% , 02/15/35 ................... 450 442,671
5.40% , 07/02/37
(b)
.................. 426 432,799
Windstream Services LLC, 7.50%, 10/15/33
(b)
. 7 6,998
7,108,655
Electric Utilities — 3.7%
AEP Texas, Inc.
5.40% , 06/01/33 ................... 393 404,153
5.70% , 05/15/34 ................... 340 353,827
3.45% , 05/15/51 ................... 59 40,577
AEP Transmission Co. LLC
3.15% , 09/15/49 ................... 506 346,983
Series N , 2.75% , 08/15/51 ............ 50 31,733
Alabama Power Co.
5.50% , 03/15/41 ................... 43 43,605
3.85% , 12/01/42 ................... 53 43,621
Baltimore Gas & Electric Co., 3.75%, 08/15/47 . 77 59,561
California Buyer Ltd., 5.63%, 02/15/32
(d)
..... EUR 100 122,183
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(d)
...................... USD 675 715,018
ContourGlobal Power Holdings SA, 5.00%,
02/28/30
(d)
...................... EUR 100 120,180
Diamond II Ltd., 7.95%, 07/28/26
(d)
........ USD 750 755,625
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 .............. 33 34,078
Duke Energy Carolinas LLC
3.70% , 12/01/47 ................... 485 373,077
3.45% , 04/15/51 ................... 477 344,501
Duke Energy Corp.
3.95% , 08/15/47 ................... 207 160,902
3.50% , 06/15/51 ................... 290 204,343
5.80% , 06/15/54 ................... 926 935,516
Duke Energy Florida LLC
1.75% , 06/15/30 ................... 111 99,359
4.20% , 07/15/48 ................... 4 3,289
3.00% , 12/15/51 ................... 70 45,789
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $458,000), 6.01%, 09/15/35
(f) (m)
...... 458 466,015
Duke Energy Ohio, Inc.
3.65% , 02/01/29 ................... 70 69,163
2.13% , 06/01/30 ................... 465 424,625
5.25% , 04/01/33 ................... 131 135,673
5.55% , 03/15/54 ................... 114 113,879
Duke Energy Progress LLC
5.05% , 03/15/35 ................... 66 67,063
2.50% , 08/15/50 ................... 1,234 739,661
5.55% , 03/15/55 ................... 71 71,284
Edison International, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53
(a)
............ 100 102,200

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
............ USD 1,107 $ 1,100,211
2.65% , 03/01/30 ................... 469 435,136
Series C , 4.85% , 07/15/47
(c)
........... 578 511,621
Series C , 3.40% , 03/01/50 ............ 1,425 994,858
FirstEnergy Transmission LLC
4.75% , 01/15/33
(b)
.................. 750 748,534
5.00% , 01/15/35 ................... 896 896,533
5.45% , 07/15/44
(b)
.................. 340 332,027
4.55% , 04/01/49
(b)
.................. 451 384,987
Florida Power & Light Co.
3.15% , 10/01/49 ................... 178 124,262
2.88% , 12/04/51 ................... 277 178,984
Georgia Power Co.
4.85% , 03/15/31 ................... 247 253,616
4.95% , 05/17/33 ................... 359 366,213
Series A , 3.25% , 03/15/51 ............. 134 93,669
India Clean Energy Holdings, 4.50%, 04/18/27
(d)
700 684,250
JSW Hydro Energy Ltd., 4.13%, 05/18/31
(d)
... 639 605,453
MidAmerican Energy Co., 3.65%, 08/01/48 ... 145 110,599
Minejesa Capital BV, 5.63%, 08/10/37
(d)
..... 926 920,444
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
...................... 508 502,482
NextEra Energy Capital Holdings, Inc., 4.69%,
09/01/27 ....................... 301 304,273
NRG Energy, Inc.
(b)
4.45% , 06/15/29 ................... 590 585,038
6.00% , 02/01/33 ................... 100 101,557
7.00% , 03/15/33 ................... 1,254 1,386,545
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............. 82 76,260
Series Q , 1.63% , 01/15/31 ............ 190 164,404
4.00% , 06/01/49 ................... 333 257,085
Pacific Gas & Electric Co.
6.15% , 01/15/33 ................... 148 156,642
6.40% , 06/15/33 ................... 235 252,612
3.30% , 08/01/40 ................... 1,069 809,931
3.75% , 08/15/42
(c)
.................. 59 44,893
4.75% , 02/15/44 ................... 472 403,806
4.00% , 12/01/46 ................... 239 180,188
3.95% , 12/01/47 ................... 166 124,060
4.95% , 07/01/50 ................... 923 792,199
3.50% , 08/01/50 ................... 574 391,586
5.25% , 03/01/52 ................... 532 473,005
6.75% , 01/15/53 ................... 963 1,037,582
6.70% , 04/01/53 ................... 73 78,061
5.90% , 10/01/54 ................... 295 287,360
6.15% , 03/01/55 ................... 490 492,788
6.10% , 10/15/55 ................... 357 356,500
PECO Energy Co.
3.00% , 09/15/49 ................... 67 45,081
3.05% , 03/15/51 ................... 254 167,562
2.85% , 09/15/51 ................... 72 46,272
5.25% , 09/15/54 ................... 75 72,617
PG&E Corp.
5.25% , 07/01/30 ................... 2,870 2,830,237
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 1,621 1,665,334
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 853 877,215
Southern Co. (The)
5.70% , 10/15/32 ................... 323 342,023
4.85% , 03/15/35 ................... 274 271,189
4.25% , 07/01/36 ................... 159 147,744
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(d)
................. USD 137 $ 141,435
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 235 236,350
6.95% , 10/15/33 ................... 526 586,669
6.00% , 04/15/34 ................... 1,276 1,345,296
5.70% , 12/30/34 ................... 1,179 1,220,055
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 100 104,800
35,527,616
Energy Equipment & Services — 0.1%
Deepocean Ltd., 6.00%, 04/08/31
(d)
........ EUR 100 118,991
OEG Finance plc, 7.25%, 09/27/29
(d)
....... 100 122,709
Solaris Energy Infrastructure, Inc., 4.75%,
05/01/30
(b) (n)
..................... USD 218 390,199
Transocean International Ltd., 8.25%, 05/15/29
(b)
86 84,784
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 67 68,844
USA Compression Partners LP, 6.25%,
10/01/33
(b)
...................... 8 8,031
Weatherford International Ltd., 8.63%, 04/30/30
(b)
100 102,225
895,783
Entertainment — 0.5%
Warnermedia Holdings, Inc.
3.76% , 03/15/27 ................... 4,624 4,560,420
5.14% , 03/15/52 ................... 17 12,665
4,573,085
Financial Services — 0.4%
Andiron Financing LLC, (1M Sofr FWD + 3.00%),
7.33%, 01/21/30
(a) (f)
................ 40 40,000
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 910 919,214
Block, Inc.
2.75% , 06/01/26 ................... 100 98,686
3.50% , 06/01/31 ................... 157 146,108
Flourishing Trade & Investment Ltd., 11.04%,
04/02/28
(b) (f)
..................... 716 748,403
ION Platform Finance SARL
(d)
6.50% , 09/30/30 ................... EUR 104 122,101
6.88% , 09/30/32 ................... 100 117,405
Nationstar Mortgage Holdings, Inc., 6.50%,
08/01/29
(b)
...................... USD 100 102,589
NCR Atleos Corp., 9.50%, 04/01/29
(b)
....... 100 108,252
PennyMac Financial Services, Inc., 6.88%,
05/15/32
(b)
...................... 100 103,620
ProGroup AG, 5.38%, 04/15/31
(d)
......... EUR 100 118,546
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.... USD 100 97,953
Shift4 Payments LLC, 5.50%, 05/15/33
(d)
.... EUR 100 122,248
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
...................... USD 100 98,626
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... 88 89,521
6.25% , 03/15/31 ................... 22 21,895
Worldline SA
(d)
0.88% , 06/30/27 ................... EUR 100 98,887
4.13% , 09/12/28 ................... 100 95,672
5.25% , 11/27/29 ................... 100 90,879
3,340,605
Food Products — 0.0%
(b)
Chobani LLC, 7.63%, 07/01/29 .......... USD 100 104,275
Post Holdings, Inc., 6.38%, 03/01/33 ....... 100 100,931
205,206

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
Albion Financing 1 SARL, 5.38%, 05/21/30
(d)
.. EUR 100 $ 121,792
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
USD 100 97,516
BCP V Modular Services Finance II plc, 6.50%,
07/10/31
(d)
...................... EUR 100 109,762
Edge Finco plc, 8.13%, 08/15/31
(d)
........ GBP 100 143,400
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (d) (j)
............... EUR 100 121,929
Loxam SAS, 4.25%, 02/15/31
(d)
.......... 100 117,452
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ........ USD 71 70,453
782,304
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.... 100 98,366
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 100 104,219
Becton Dickinson & Co., 5.08%, 06/07/29 .... 171 175,590
Medline Borrower LP, 5.25%, 10/01/29
(b)
..... 100 99,135
Solventum Corp., 5.60%, 03/23/34 ........ 693 721,503
Teleflex, Inc., 4.63%, 11/15/27 ........... 100 99,082
1,297,895
Health Care Providers & Services — 0.6%
Centene Corp., 4.25%, 12/15/27 .......... 200 196,403
Community Health Systems, Inc., 10.88%,
01/15/32
(b)
...................... 100 105,910
CVS Health Corp.
5.13% , 07/20/45 ................... 240 217,864
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00% ,
03/10/55
(a)
..................... 100 104,974
Elevance Health, Inc.
3.60% , 03/15/51 ................... 383 274,174
4.55% , 05/15/52 ................... 108 90,424
5.70% , 02/15/55 ................... 56 55,426
Ephios Subco 3 SARL, 7.88%, 01/31/31
(d)
.... EUR 100 124,986
HCA, Inc.
5.88% , 02/01/29 ................... USD 114 118,692
4.13% , 06/15/29 ................... 114 113,012
5.45% , 04/01/31 ................... 755 784,807
3.63% , 03/15/32 ................... 81 75,990
5.60% , 04/01/34 ................... 238 247,064
5.45% , 09/15/34 ................... 355 364,156
5.75% , 03/01/35 ................... 879 918,972
5.50% , 06/15/47 ................... 90 85,856
3.50% , 07/15/51 ................... 339 231,915
4.63% , 03/15/52 ................... 407 336,080
6.20% , 03/01/55 ................... 349 360,267
LifePoint Health, Inc., 11.00%, 10/15/30
(b)
.... 100 110,216
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(d)
..... EUR 100 119,895
Select Medical Corp., 6.25%, 12/01/32
(b)
..... USD 29 29,012
Tenet Healthcare Corp.
4.63% , 06/15/28 ................... 100 99,085
6.13% , 06/15/30 ................... 100 101,276
5,266,456
Health Care REITs — 0.0%
MPT Operating Partnership LP, 7.00%,
02/15/32
(d)
...................... EUR 100 122,680
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC
(b)
4.88% , 05/15/29 ................... USD 92 89,700
7.00% , 02/01/30 ................... 100 103,089
RHP Hotel Properties LP, 4.50%, 02/15/29
(b)
.. 100 98,073
Service Properties Trust
0.00% , 09/30/27
(b) (l)
................. 118 104,020
5.50% , 12/15/27 ................... 91 89,324
8.38% , 06/15/29 ................... 262 266,027
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
4.38% , 02/15/30 ................... USD 100 $ 84,998
8.88% , 06/15/32 ................... 216 217,214
XHR LP, 4.88%, 06/01/29
(b)
............. 92 90,107
1,142,552
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC, 4.00%, 10/15/30
(b)
....... 100 94,242
Allwyn Entertainment Financing UK plc, 4.13%,
02/15/31
(d)
...................... EUR 100 114,035
Aramark International Finance SARL, 4.38%,
04/15/33
(d)
...................... 100 117,555
Arcos Dorados BV, 6.38%, 01/29/32
(d)
...... USD 255 268,739
Booking Holdings, Inc., 3.25%, 11/21/32 ..... EUR 266 311,013
Bracelet Holdings, Inc., 9.25%, 07/02/28
(b)
.... USD 276 265,599
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
100 95,624
Carnival Corp., 5.75%, 08/01/32
(b)
......... 585 595,342
Essendi SA, 5.63%, 05/15/32
(d)
.......... EUR 100 121,055
Fertitta Entertainment LLC, 6.75%, 01/15/30
(b)
. USD 100 93,843
Hilton Domestic Operating Co., Inc., 3.75%,
05/01/29
(b)
...................... 100 96,199
Melco Resorts Finance Ltd.
(d)
5.75% , 07/21/28 ................... 400 399,800
5.38% , 12/04/29 ................... 341 333,140
MGM China Holdings Ltd., 7.13%, 06/26/31
(d)
.. 700 738,500
MGM Resorts International, 6.50%, 04/15/32 .. 100 101,879
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 92 89,433
Mohegan Tribal Gaming Authority, 11.88%,
04/15/31
(b)
...................... 100 104,820
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36 235 236,370
Six Flags Entertainment Corp., 7.25%, 05/15/31
(b)
100 100,040
Studio City Co. Ltd., 7.00%, 02/15/27
(d)
...... 200 201,312
Wynn Macau Ltd.
5.63% , 08/26/28
(d)
.................. 400 399,204
6.75% , 02/15/34
(b)
.................. 405 410,549
Yum! Brands, Inc., 3.63%, 03/15/31 ........ 100 93,374
5,381,667
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 ................... 95 89,934
6.88% , 08/01/33 ................... 36 36,309
Beazer Homes USA, Inc., 7.25%, 10/15/29 ... 169 171,910
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 94 89,579
4.88% , 02/15/30 ................... 100 93,784
DR Horton, Inc., 5.50%, 10/15/35 ......... 69 71,539
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 83 87,135
7.00% , 11/15/32 ................... 96 93,737
Mattamy Group Corp.
(b)
5.25% , 12/15/27 ................... 89 88,424
4.63% , 03/01/30 ................... 93 89,759
Newell Brands, Inc., 6.38%, 05/15/30 ....... 100 99,080
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 80 83,833
1,095,023
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(d)
........ 399 414,561
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.89%), 6.95%, 07/15/55
(a)
............ 100 98,138
512,699
Insurance — 0.1%
Acrisure LLC, 4.25%, 02/15/29
(b)
.......... 100 96,343
Alliant Holdings Intermediate LLC, 7.38%,
10/01/32
(b)
...................... 100 103,043

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Ambac Assurance Corp., 5.10%
(b) (j)
........ USD 15 $ 18,557
Ardonagh Finco Ltd., 6.88%, 02/15/31
(d)
..... EUR 100 121,352
E.ON International Finance BV, 3.50%,
09/03/35
(d)
...................... 300 349,908
689,203
Interactive Media & Services — 0.1%
Alphabet, Inc., 4.00%, 05/06/54 .......... 200 229,172
Meta Platforms, Inc., 4.65%, 08/15/62 ...... USD 1,380 1,183,511
1,412,683
IT Services — 0.4%
Atos SE, 9.00%, 12/18/29
(c) (d)
............ EUR 106 142,520
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.66%, 05/15/28
(a) (d)
........... 100 118,077
Cogent Communications Group LLC, 6.50%,
07/01/32
(b)
...................... USD 100 97,149
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... 100 103,279
Gartner, Inc.
(b)
4.50% , 07/01/28 ................... 1,535 1,522,466
3.63% , 06/15/29 ................... 108 103,481
3.75% , 10/01/30 ................... 1,430 1,350,404
3,437,376
Machinery — 0.0%
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 100 104,519
Media — 1.0%
AMC Networks, Inc.
10.25% , 01/15/29
(b)
................. 101 106,429
4.25% , 02/15/29 ................... 109 94,830
4.25% , 02/15/29
(n)
.................. 84 80,010
Charter Communications Operating LLC
6.65% , 02/01/34 ................... 338 361,186
6.55% , 06/01/34 ................... 88 93,783
6.38% , 10/23/35 ................... 426 446,290
3.50% , 03/01/42 ................... 288 207,431
5.75% , 04/01/48 ................... 298 270,129
5.13% , 07/01/49 ................... 218 180,267
4.80% , 03/01/50 ................... 254 201,176
3.70% , 04/01/51 ................... 200 131,942
3.90% , 06/01/52 ................... 1,350 914,345
5.25% , 04/01/53 ................... 224 187,174
3.85% , 04/01/61 ................... 996 620,787
4.40% , 12/01/61 ................... 612 424,060
3.95% , 06/30/62 ................... 779 492,849
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(b)
...................... 100 105,003
Comcast Corp., 2.99%, 11/01/63 ......... 666 380,297
DirecTV Financing LLC, 8.88%, 02/01/30
(b)
... 21 20,742
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 1,490 1,454,612
Gray Media, Inc., 9.63%, 07/15/32
(b)
....... 100 102,164
iHeartCommunications, Inc., 9.13%, 05/01/29
(b)
100 89,939
Paramount Global
3.70% , 10/04/26
(c)
.................. 180 177,256
2.90% , 01/15/27 ................... 902 883,477
3.38% , 02/15/28 ................... 117 113,973
4.95% , 01/15/31 ................... 490 484,410
4.38% , 03/15/43 ................... 137 105,747
5.85% , 09/01/43 ................... 157 143,395
5.25% , 04/01/44 ................... 60 49,305
4.90% , 08/15/44 ................... 46 37,053
4.60% , 01/15/45 ................... 152 118,471
(3-mo. SOFR + 4.16%), 6.25% , 02/28/57
(a)
. 100 98,568
Sirius XM Radio LLC, 5.00%, 08/01/27
(b)
..... 100 99,520
Security
Par (000)
Par (000) Value
Media (continued)
Summer BC Holdco B SARL, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.29%, 02/15/30
(a) (d)
EUR 100 $ 115,294
Univision Communications, Inc., 9.38%,
08/01/32
(b)
...................... USD 100 106,567
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(d)
................. GBP 100 138,994
VZ Secured Financing BV, 5.25%, 01/15/33
(d)
.. EUR 100 117,400
9,754,875
Metals & Mining — 0.4%
Cleveland-Cliffs, Inc., 7.38%, 05/01/33
(b)
..... USD 100 102,087
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(b)
100 103,335
Glencore Capital Finance DAC, 3.67%,
10/06/32
(d)
...................... EUR 220 257,782
Glencore Funding LLC
(b)
5.19% , 04/01/30 ................... USD 64 65,938
2.50% , 09/01/30 ................... 51 46,525
6.38% , 10/06/30 ................... 382 412,319
2.85% , 04/27/31 ................... 287 263,247
Mineral Resources Ltd.
(b)
9.25% , 10/01/28 ................... 81 84,872
8.50% , 05/01/30 ................... 119 123,778
Navoi Mining & Metallurgical Combinat, 6.75%,
05/14/30
(d)
...................... 368 386,400
Novelis Corp., 4.75%, 01/30/30
(b)
......... 100 96,366
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(d) (i)
............. 463 464,748
Stillwater Mining Co., 4.50%, 11/16/29
(d)
..... 374 348,054
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 417 427,959
Vedanta Resources Finance II plc, 10.88%,
09/17/29
(d)
...................... 319 333,953
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 9 9,336
3,526,699
Multi-Utilities — 0.0%
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54
(a)
..... 394 427,209
Office REITs — 0.0%
alstria office AG, 5.50%, 03/20/31
(d)
........ EUR 100 122,080
Oil, Gas & Consumable Fuels — 7.2%
Aethon I LP, (3-mo. CME Term SOFR at 1.50%
Floor + 6.15%), 10.17%, 01/10/27
(a)
...... USD 166 165,157
Antero Resources Corp.
(b)
7.63% , 02/01/29 ................... 235 239,491
5.38% , 03/01/30 ................... 2,195 2,207,735
BP Capital Markets America, Inc., 4.89%,
09/11/33 ....................... 649 658,401
California Resources Corp.
(b)
8.25% , 06/15/29 ................... 85 88,642
7.00% , 01/15/34 ................... 71 70,511
Cameron LNG LLC, 3.40%, 01/15/38
(b)
...... 1,079 935,583
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 451 455,921
2.74% , 12/31/39 ................... 1,293 1,084,499
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 1,683 1,623,031
3.25% , 01/31/32 ................... 444 404,489
5.75% , 08/15/34 ................... 486 505,241
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 2,175 2,242,078
Civitas Resources, Inc.
(b)
5.00% , 10/15/26 ................... 162 161,221
8.38% , 07/01/28 ................... 84 87,070
8.63% , 11/01/30 ................... 19 19,678
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 306 317,453
Continuum Energy Pte. Ltd., 12.85%, 09/11/27
(b) (f)
452 451,790

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC, 7.38%,
01/15/33
(b)
...................... USD 119 $ 115,866
CVR Energy, Inc., 8.50%, 01/15/29
(b)
....... 100 102,206
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 3,126 3,092,988
3.50% , 12/01/29 ................... 2,608 2,516,198
3.13% , 03/24/31 ................... 2,018 1,874,972
4.25% , 03/15/52 ................... 168 131,829
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (d)
..................... 373 393,515
Energy Transfer LP
4.95% , 05/15/28 ................... 300 304,951
7.38% , 02/01/31
(b)
.................. 498 520,152
5.95% , 05/15/54 ................... 773 748,596
EQT Corp.
3.13% , 05/15/26
(b)
.................. 1,003 993,810
7.50% , 06/01/27 ................... 489 498,518
6.50% , 07/01/27 ................... 505 516,996
3.90% , 10/01/27 ................... 1,327 1,318,477
5.70% , 04/01/28 ................... 403 416,549
4.50% , 01/15/29 ................... 1,452 1,452,208
5.00% , 01/15/29 ................... 1,689 1,712,579
6.38% , 04/01/29 ................... 898 931,214
7.00% , 02/01/30
(c)
.................. 910 990,757
7.50% , 06/01/30 ................... 3,706 4,088,182
4.75% , 01/15/31 ................... 4,772 4,762,271
3.63% , 05/15/31
(b)
.................. 2,368 2,214,256
5.75% , 02/01/34 ................... 1,292 1,352,156
Expand Energy Corp.
5.38% , 02/01/29 ................... 821 821,253
5.88% , 02/01/29
(b)
.................. 181 181,673
6.75% , 04/15/29
(b)
.................. 693 700,231
5.38% , 03/15/30 ................... 429 436,211
4.75% , 02/01/32 ................... 1,044 1,026,017
5.70% , 01/15/35 ................... 2,392 2,458,524
Genesis Energy LP, 8.00%, 05/15/33 ....... 100 104,595
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 231 194,617
Greenko Power II Ltd., 4.30%, 12/13/28
(d)
.... 399 380,340
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(d)
...................... 645 656,932
Greensaif Pipelines Bidco SARL, 5.85%,
02/23/36
(d)
...................... 403 422,755
Hess Corp., 7.30%, 08/15/31 ............ 191 219,931
Hess Midstream Operations LP, 5.88%,
03/01/28
(b)
...................... 100 101,938
Hilcorp Energy I LP, 8.38%, 11/01/33
(b)
...... 100 105,028
India Green Power Holdings, 4.00%, 02/22/27
(d)
347 338,841
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(d)
EUR 100 118,431
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 100 98,313
KazMunayGas National Co. JSC, 6.38%,
10/24/48
(d)
...................... 421 417,796
Matador Resources Co., 6.25%, 04/15/33
(b)
... 100 100,470
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
316 333,380
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28
(d)
400 403,800
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
...... 938 849,671
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 ................... 100 101,412
7.88% , 10/15/33 ................... 42 41,834
ORLEN SA, 6.00%, 01/30/35
(d)
........... 398 415,490
Permian Resources Operating LLC, 8.00%,
04/15/27
(b)
...................... 84 85,305
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 906 900,564
Pioneer Natural Resources Co., 2.15%, 01/15/31 101 90,809
Puma International Financing SA, 7.75%,
04/25/29
(d)
...................... 400 412,084
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Raizen Fuels Finance SA
6.25% , 07/08/32
(b)
.................. USD 212 $ 206,859
6.45% , 03/05/34
(d)
.................. 200 194,000
ReNew Pvt Ltd., 5.88%, 03/05/27
(d)
........ 700 699,027
Repsol E&P Capital Markets US LLC
(b)
4.81% , 09/16/28 ................... 200 200,865
5.20% , 09/16/30 ................... 200 201,448
5.98% , 09/16/35 ................... 385 392,003
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 ................... 343 344,128
5.00% , 03/15/27 ................... 544 547,290
4.50% , 05/15/30 ................... 1,682 1,687,867
5.90% , 09/15/37 ................... 581 611,449
SM Energy Co., 6.75%, 08/01/29
(b)
........ 100 100,479
Sunoco LP
4.50% , 04/30/30 ................... 100 96,285
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.23%), 7.88%
(a) (b) (j)
. 72 73,131
Targa Resources Corp.
6.15% , 03/01/29 ................... 779 820,687
4.20% , 02/01/33 ................... 575 546,310
6.50% , 02/15/53 ................... 75 78,957
Targa Resources Partners LP, 4.88%, 02/01/31 566 567,653
TotalEnergies Capital International SA, 3.85%,
03/03/45
(d)
...................... EUR 400 440,743
Trident Energy Finance plc, 12.50%, 11/30/29
(d)
USD 328 341,737
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(b)
...................... 100 104,255
Venture Global LNG, Inc.
(b)
8.38% , 06/01/31 ................... 100 104,997
9.88% , 02/01/32 ................... 100 108,872
Viper Energy Partners LLC
4.90% , 08/01/30 ................... 616 620,593
5.70% , 08/01/35 ................... 607 617,149
Vista Energy Argentina SAU
(b)
8.50% , 06/10/33 ................... 327 333,213
7.63% , 12/10/35 ................... 64 62,064
Vital Energy, Inc., 7.88%, 04/15/32
(b)
....... 100 97,074
Vnom Sub, Inc., 5.38%, 11/01/27
(b)
........ 2,319 2,319,406
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (d) (j)
..... EUR 100 122,688
67,926,711
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ....................... USD 472 423,573
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
........... —
(e)
313
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (d) (j)
............ EUR 100 119,803
American Airlines, Inc., 5.75%, 04/20/29
(b)
.... USD 100 100,383
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
..... 278 276,806
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (d)
.. EUR 100 121,146
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 100 101,427
JetBlue Pass-Through Trust, Series 2019-1,
Class AA, 2.75%, 05/15/32 ........... 30 26,358
Latam Airlines Group SA, 7.63%, 01/07/31
(b)
.. 337 349,638
1,095,874
Personal Care Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
100 99,786
Opal Bidco SAS, 5.50%, 03/31/32
(d)
........ EUR 100 121,513
221,299

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
Bayer AG, (5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(a) (d)
................ EUR 100 $ 120,639
Dolcetto Holdco SpA, 5.63%, 07/14/32
(d)
..... 100 120,369
Nidda Healthcare Holding GmbH, 5.38%,
10/23/30
(d)
...................... 100 119,381
Organon & Co., 7.88%, 05/15/34
(b)
........ USD 200 185,280
Pfizer, Inc., 2.70%, 05/28/50 ............ 312 196,788
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 100 98,000
840,457
Real Estate Management & Development — 0.1%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(i)
.............. EUR 95 112,634
Aroundtown Finance SARL, (5-Year EURIBOR
ICE Swap Rate + 4.51%), 7.13%
(a) (d) (j)
..... 100 123,805
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/25
(d) (g) (k)
.................... USD 200 2,250
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
15 15,222
Forestar Group, Inc., 5.00%, 03/01/28
(b)
..... 89 88,167
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (d) (j)
.......... EUR 100 114,812
Heimstaden Bostad AB, (5-Year EURIBOR ICE
Swap Rate + 4.19%), 6.25%
(a) (d) (j)
........ 100 120,763
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
USD 88 87,653
Vivion Investments SARL, 6.50%, (6.50% Cash
or 8.25% PIK), 08/31/28
(d) (i)
........... EUR 100 116,946
Vonovia SE, Series B, 0.88%, 05/20/32
(d) (n)
... 100 117,764
900,016
Residential REITs — 0.1%
Store Capital LLC
4.63% , 03/15/29 ................... USD 180 178,777
5.40% , 04/30/30
(b)
.................. 563 573,394
752,171
Semiconductors & Semiconductor Equipment — 0.8%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $560,000), 6.50%, 03/20/45
(f) (m)
...... 560 580,328
Broadcom, Inc.
2.45% , 02/15/31
(b)
.................. 849 772,176
5.15% , 11/15/31 ................... 468 486,275
4.55% , 02/15/32 ................... 626 630,349
5.20% , 04/15/32 ................... 729 759,008
3.42% , 04/15/33
(b)
.................. 326 301,705
3.47% , 04/15/34
(b)
.................. 952 868,796
4.80% , 10/15/34 ................... 318 320,224
3.14% , 11/15/35
(b)
.................. 914 790,762
4.93% , 05/15/37
(b)
.................. 154 153,587
4.90% , 02/15/38 ................... 410 407,803
Entegris, Inc., 4.75%, 04/15/29
(b)
......... 100 99,142
Foundry JV Holdco LLC
(b)
5.90% , 01/25/33 ................... 658 693,851
6.10% , 01/25/36 ................... 272 288,974
6.30% , 01/25/39 ................... 210 225,830
7,378,810
Software — 0.7%
AppLovin Corp.
5.13% , 12/01/29 ................... 1,006 1,029,144
5.38% , 12/01/31 ................... 1,889 1,954,125
5.95% , 12/01/54 ................... 881 892,502
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 100 88,125
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
. 284 294,567
IPD 3 BV, 5.50%, 06/15/31
(d)
............ EUR 100 119,228
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 100 92,759
Oracle Corp.
6.00% , 08/03/55 ................... 554 556,164
Security
Par (000)
Par (000) Value
Software (continued)
5.95% , 09/26/55 ................... USD 295 $ 294,093
6.13% , 08/03/65 ................... 1,043 1,047,034
6,367,741
Specialized REITs — 0.7%
American Tower Corp.
5.20% , 02/15/29 ................... 126 129,652
2.90% , 01/15/30 ................... 249 234,693
1.88% , 10/15/30 ................... 151 133,543
2.70% , 04/15/31 ................... 354 322,969
4.63% , 05/16/31 ................... EUR 400 501,885
5.45% , 02/15/34 ................... USD 44 45,713
5.35% , 03/15/35 ................... 709 728,122
Crown Castle, Inc.
5.60% , 06/01/29 ................... 222 230,677
2.50% , 07/15/31 ................... 78 69,440
5.10% , 05/01/33 ................... 46 46,550
Equinix, Inc.
2.50% , 05/15/31 ................... 729 657,055
3.90% , 04/15/32 ................... 1,127 1,081,013
2.95% , 09/15/51 ................... 111 70,889
3.40% , 02/15/52 ................... 241 168,681
Extra Space Storage LP
3.90% , 04/01/29 ................... 45 44,365
4.00% , 06/15/29 ................... 145 143,513
5.50% , 07/01/30 ................... 1,224 1,276,112
2.20% , 10/15/30 ................... 579 519,089
Iron Mountain, Inc.
4.88% , 09/15/27
(b)
.................. 100 99,519
4.75% , 01/15/34
(d)
.................. EUR 100 117,664
SBA Communications Corp., 3.88%, 02/15/27 . USD 100 98,493
6,719,637
Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(b)
...................... 100 96,023
Bubbles Bidco SpA, 6.50%, 09/30/31
(d)
...... EUR 100 120,250
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(d)
... GBP 100 141,300
Goldstory SAS, 6.75%, 02/01/30
(d)
........ EUR 100 121,908
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
.. USD 100 97,181
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
..... 21 19,438
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(b)
...................... 100 105,760
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
....... 100 95,514
Sonic Automotive, Inc., 4.88%, 11/15/31
(b)
.... 100 95,621
892,995
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 4.50%, 02/15/31 ..... 978 975,739
Xerox Corp.
(b)
10.25% , 10/15/30 .................. 37 37,586
13.50% , 04/15/31 .................. 30 29,043
Xerox Holdings Corp., 8.88%, 11/30/29
(b)
.... 25 13,507
1,055,875
Textiles, Apparel & Luxury Goods — 0.0%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32
(d)
EUR 100 120,350
VF Corp., 4.25%, 03/07/29 ............. 100 117,609
William Carter Co. (The), 5.63%, 03/15/27
(b)
... USD 86 86,052
324,011
Tobacco — 0.6%
Altria Group, Inc.
5.63% , 02/06/35 ................... 125 129,767
5.25% , 08/06/35 ................... 265 267,919
3.40% , 02/04/41 ................... 795 616,210
4.50% , 05/02/43 ................... 98 84,515
3.88% , 09/16/46 ................... 447 342,635

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
6.20% , 02/14/59 ................... USD 204 $ 211,833
BAT Capital Corp.
4.63% , 03/22/33 ................... 425 420,568
7.08% , 08/02/43 ................... 252 285,184
4.54% , 08/15/47 ................... 159 133,327
4.76% , 09/06/49 ................... 240 204,246
5.28% , 04/02/50 ................... 729 665,326
7.08% , 08/02/53 ................... 1,128 1,292,914
Reynolds American, Inc.
7.00% , 08/04/41 ................... 51 55,166
5.85% , 08/15/45 ................... 951 942,415
5,652,025
Trading Companies & Distributors — 0.0%
FTAI Aviation Investors LLC, 7.00%, 05/01/31
(b)
100 104,606
Herc Holdings, Inc., 7.25%, 06/15/33
(b)
...... 100 104,390
United Rentals North America, Inc., 3.88%,
02/15/31 ....................... 100 94,602
WESCO Distribution, Inc., 6.38%, 03/15/29
(b)
.. 100 102,958
406,556
Transportation Infrastructure — 0.1%
(d)
DP World Ltd., 6.85%, 07/02/37 .......... 370 424,971
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28 317 331,661
756,632
Wireless Telecommunication Services — 0.4%
Maya SAS, 6.88%, 04/15/31
(d)
........... EUR 100 124,710
Rogers Communications, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.59%), 5.25%, 03/15/82
(a) (b)
.... USD 100 99,229
SoftBank Group Corp.
(d)
5.25% , 10/10/29 ................... EUR 100 121,057
7.00% , 07/08/31 ................... USD 450 466,360
6.38% , 07/10/33 ................... EUR 100 124,835
Telefonica Europe BV, (EUAMDB08 + 3.62%),
6.75%
(a) (d) (j)
..................... 100 131,097
T-Mobile USA, Inc.
3.88% , 04/15/30 ................... USD 664 651,111
2.25% , 11/15/31 ................... 56 49,265
2.70% , 03/15/32 ................... 532 476,892
3.60% , 11/15/60 ................... 67 45,513
5.80% , 09/15/62 ................... 848 852,966
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(d)
...................... 370 386,650
Vmed O2 UK Financing I plc
4.75% , 07/15/31
(b)
.................. 200 188,249
5.63% , 04/15/32
(d)
.................. EUR 100 120,353
Vodafone Group plc, (5-Year USD Swap Semi +
4.87%), 7.00%, 04/04/79
(a)
............ USD 100 105,655
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (i) (n)
........... 45 39,342
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (i)
........... 2 1,620
3,984,904
Total Corporate Bonds — 29 .5%
(Cost: $ 274,633,249 ) .............................. 279,253,517
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Metals & Mining — 0.0%
Vedanta Holdings Mauritius II Ltd., 1st Lien Term
Loan , 18.00%
,
04/17/26
(f)
............. USD 98 $ 97,680
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 97,680 ) ................................. 97,680
Floating Rate Loan Interests
Beverages — 0.0%
Cirkul Sr Sec, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 4.00% Floor + 7.50%), 11.59%
( 11.59 % Cash or 3.50 % PIK), 04/23/28
(a) (f) (i)
. 195 191,989
Capital Markets — 0.0%
Usavflow II Ltd., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 6.50%),
10.84%
,
09/10/29
(a) (f)
................ 93 93,586
Diversified Telecommunication Services — 0.0%
ITG Communications LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
07/09/31
(a)
............ 236 232,903
Electric Utilities — 0.0%
West Deptford Energy Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.32%
,
07/26/32
(a)
....... 97 96,103
Energy Equipment & Services — 0.0%
Stakeholder Midstream LLC, 1st Lien Term
Loan , (6-mo. CME Term SOFR + 4.00%),
8.04%
,
01/02/31
(a)
.................. 242 242,695
Financial Services — 0.0%
(a)(f)
Al Mansart (Luxembourg) Bidco SCS, 1st Lien
Term Loan A , (6-mo. CME Term SOFR at
0.00% Floor + 6.25%), 10.44%
,
01/01/30 ... 51 50,904
Euro Parfums Fze Upsize, 1st Lien Term
Loan , (12-mo. CME Term SOFR + 0.00%),
0.00%
,
07/01/32 ................... 32 31,529
82,433
Hotels, Restaurants & Leisure — 0.1%
(a)
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.84%
,
10/02/28 ............. 471 456,054
Peninsula Pacific Entertainment LLC, 1st Lien
Term Loan B , 08/16/32
(f) (o)
............. 178 177,747
633,801
Media — 0.1%
(a)
DirecTV Financing LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.81%
,
02/17/31 ............. 176 171,459
ECL Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR + 3.00%),
7.16%
,
08/30/30 ................... 209 208,272
379,731
Oil, Gas & Consumable Fuels — 0.0%
CVR CHC LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
12/30/27
(a) (f)
................. 337 337,037
Total Floating Rate Loan Interests — 0 .2%
(Cost: $ 2,280,223 ) ............................... 2,290,278

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50% , 01/17/31
(b)
.............. USD 48 $ 49,152
Chile — 0.1%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(d)
....................... 389 420,509
Colombia — 0.0%
Ecopetrol SA , 7.75% , 02/01/32 ............ 328 338,988
France — 0.0%
Electricite de France SA (5-Year EURIBOR ICE
Swap Rate + 3.28%), 5.63%
(a) (d) (j)
........ EUR 200 246,539
Hungary — 0.0%
MVM Energetika Zrt. , 6.50% , 03/13/31
(d)
..... USD 396 419,760
Mexico — 0.0%
Petroleos Mexicanos , 10.00% , 02/07/33 ..... 10 11,592
Morocco — 0.1%
OCP SA
6.75% , 05/02/34
(d)
.................. 321 349,489
6.75% , 05/02/34
(b)
.................. 200 217,750
567,239
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 1,977,289 ) ............................... 2,053,779
Foreign Government Obligations
Brazil — 0.8%
Federative Republic of Brazil
10.00% , 01/01/29 .................. BRL 6 1,070,344
10.00% , 01/01/35 .................. 39 6,023,202
7,093,546
Colombia — 0.2%
Republic of Colombia , 6.25% , 07/09/36 ...... COP 10,315,900 1,814,543
Germany — 0.1%
Federal Republic of Germany , 2.90% , 08/15/56
(d)
EUR 657 714,701
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 ................... USD 890 841,050
3.05% , 03/12/51 ................... 641 430,111
1,271,161
Israel — 0.0%
State of Israel Government Bond , 5.75% ,
03/12/54 ........................ 435 411,745
Japan — 0.3%
Japan Government Bond
2.30% , 12/20/54 ................... JPY 349,850 2,017,058
2.40% , 03/20/55 ................... 202,750 1,195,030
3,212,088
Mexico — 0.6%
United Mexican States
2.66% , 05/24/31 ................... USD 1,538 1,373,142
3.50% , 02/12/34 ................... 1,123 975,606
6.35% , 02/09/35 ................... 1,135 1,200,262
6.88% , 05/13/37 ................... 1,051 1,134,555
4.50% , 01/31/50 ................... 1,251 966,085
5,649,650
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 ................... 347 341,448
Security
Par (000)
Par (000) Value
Panama (continued)
4.50% , 04/01/56 ................... USD 718 $ 527,012
868,460
Peru — 0.2%
Republic of Peru
6.85% , 08/12/35
(d)
.................. PEN 2,262 688,215
7.60% , 08/12/39
(d)
.................. 1,821 573,239
3.55% , 03/10/51 ................... USD 636 454,263
1,715,717
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 ................... 516 504,132
3.20% , 07/06/46 ................... 629 460,428
964,560
South Africa — 0.2%
Republic of South Africa
10.00% , 03/31/33 .................. ZAR 14,446 894,756
8.50% , 01/31/37 ................... 13,335 710,796
1,605,552
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................... USD 179 180,045
5.10% , 06/18/50 ................... 534 505,761
685,806
Total Foreign Government Obligations — 2 .8%
(Cost: $ 26,870,069 ) ............................... 26,007,529
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(p)
........................ 14,408,518 138,033,600
Total Investment Companies — 14 .6%
(Cost: $ 144,284,000 ) .............................. 138,033,600
Par (000)
Par (000)
Municipal Bonds
California — 0 .2%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................... 400 460,492
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ........... 110 120,578
State of California
Series 2018 , GO , 4.60% , 04/01/38 ....... 1,215 1,238,035
Series 2009 , GO , 7.55% , 04/01/39 ....... 65 78,568
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 .................. 75 63,991
1,961,664
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 .......... 52 56,792
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................... 886 896,393
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB , 4.15% , 02/01/33 620 616,833

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ................ USD 317 $ 382,269
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 ........... 195 213,368
New York City Municipal Water Finance Authority
Series 2010EE , RB , 6.01% , 06/15/42 ..... 105 110,719
Series 2011CC , RB , 5.88% , 06/15/44 ..... 155 159,455
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ........... 60 60,708
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 .... 120 128,625
Series 2014-181 , RB , 4.96% , 08/01/46 .... 195 187,242
860,117
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ................ 135 173,217
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ...... 215 219,625
Port of Beaumont Navigation District , Series
2024B , RB , 10.00% , 07/01/26
(b)
......... 310 311,622
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................... 345 357,533
888,780
Total Municipal Bonds — 0 .6%
(Cost: $ 6,287,907 ) ............................... 5,836,065
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.3%
A&D Mortgage Trust
(b)
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ...................... 110 110,475
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
..................... 100 100,973
Series 2025-NQM2, Class A1, 5.79%,
06/25/70
(a)
..................... 159 160,652
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (c)
................. 305 307,104
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.62%, 06/25/35
(a)
...... 89 78,510
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 5.15%,
02/25/36
(a)
..................... 11 10,219
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ...................... 47 21,210
Series 2006-15CB, Class A1, 6.50%, 06/25/36 8 3,434
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.88%, 11/25/46
(a)
......... 43 35,542
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.68% Floor + 0.79%),
4.95%, 10/25/46
(a)
................ 100 75,010
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.65%, 07/25/46
(a)
................ 6 5,326
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.73%, 11/25/36
(a)
................ 54 49,080
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
4.77%, 07/25/46
(a)
................ USD 49 $ 44,049
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 9 3,877
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.55%, 04/25/47
(a)
................ 11 10,339
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 5.09%,
10/25/46 ...................... 39 25,871
Series 2006-4, Class 1A12, (1-mo. CME Term
SOFR at 0.32% Floor + 0.32%), 4.48%,
10/25/46 ...................... 44 22,002
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 4.85%,
02/25/47 ...................... 49 16,843
Angel Oak Mortgage Trust
(b)(c)
Series 2023-7, Class A1, 4.80%, 11/25/67 .. 228 226,499
Series 2024-10, Class A1, 5.35%, 10/25/69 . 89 89,201
Series 2024-11, Class A1, 5.70%, 08/25/69 . 148 149,137
Series 2025-1, Class A1, 5.69%, 01/25/70 .. 383 386,751
Series 2025-2, Class A1, 5.64%, 02/25/70 .. 301 304,304
Series 2025-8, Class A1, 5.41%, 07/25/70 .. 403 406,213
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 2.98%, 07/31/57
(a) (b)
............. 276 104,438
Banc of America Funding Corp., Series 2015-R3,
Class 1A2, 3.45%, 03/27/36
(a) (b)
......... 89 76,672
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 . 114 39,161
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 5 5,360
Barclays Mortgage Loan Trust, Series 2025-
NQM3, Class B1, 7.61%, 05/25/65
(a) (b)
..... 100 100,507
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.39%), 4.55%, 08/25/36 ........... 8 8,075
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.61%, 03/25/37 ........... 61 55,229
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor and 10.50%
Cap + 0.39%), 4.55%, 03/25/37 ....... 8 7,082
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.67%, 09/25/47 ....... 25 23,976
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.32%), 4.48%, 06/25/37 ....... 8 8,006
Bletchley Park Funding plc
(a)(d)
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.88%),
5.85%, 01/27/70 ................. GBP 100 135,521
Series 2025-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.38%),
7.35%, 01/27/70 ................. 100 135,580
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 7.99%,
09/25/63
(a)
..................... USD 151 152,669
Series 2025-NQM2, Class A1, 5.68%,
11/25/64
(c)
..................... 369 373,042
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (c)
................. 173 175,401

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (c)
...................... USD 114 $ 112,503
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 ........... 653 255,592
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36 . 12 5,232
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 5.11%,
04/25/46
(a)
..................... 128 34,997
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.67%, 04/25/46
(a)
................ 12 11,384
Series 2007-15, Class 2A2, 6.50%, 09/25/37 172 60,998
Series 2007-9, Class A1, 5.75%, 07/25/37 .. 57 26,594
Series 2007-9, Class A11, 5.75%, 07/25/37 . 31 14,531
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 . 28 26,927
Series 2008-2, Class 1A1, 6.50%, 06/25/38 . 42 36,303
COLT Mortgage Loan Trust
(b)
Series 2021-5, Class A1, 1.73%, 11/26/66
(a)
. 216 195,350
Series 2024-6, Class A1, 5.39%, 11/25/69
(c)
. 93 93,197
Series 2025-7, Class A1, 5.47%, 06/25/70
(c)
. 413 415,898
Series 2025-8, Class A1, 5.48%, 08/25/70
(c)
. 197 198,850
Series 2025-8, Class B1, 7.10%, 08/25/70
(a)
. 100 100,750
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
....................... 281 104,188
Cross Mortgage Trust
(b)
Series 2023-H2, Class A1A, 7.13%,
11/25/68
(c)
..................... 87 88,151
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
339 342,035
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
937 946,729
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
173 175,006
Series 2025-H4, Class A1, 5.60%, 06/25/70
(a)
157 158,556
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.62%, 11/25/35
(a)
... 41 8,379
CSMC Trust
(a)(b)
Series 2022-ATH3, Class B1, 7.10%, 08/25/67 215 214,198
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ...................... 168 165,798
Series 2022-NQM6, Class PT, 8.87%,
12/25/67 ...................... 288 290,553
Deephaven Residential Mortgage Trust, Series
2024-1, Class A1, 5.74%, 07/25/69
(b) (c)
..... 96 97,127
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.61%,
08/25/47
(a)
....................... 81 74,534
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
....................... 6 5,007
Edenbrook Mortgage Funding plc, Series 2024-1,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.95%), 5.92%, 03/22/57
(a) (d)
. GBP 99 135,577
Ellington Financial Mortgage Trust
(b)(c)
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69 ...................... USD 167 168,726
Series 2025-INV1, Class A1, 5.63%, 03/25/70 241 243,095
Series 2025-INV2, Class A1, 5.39%, 05/26/70 304 305,706
Series 2025-INV3, Class A1, 5.44%, 07/25/70 584 587,804
Elstree 1st plc, Series 252-1ST, Class E, (Sterling
Overnight Index Average at 0.00% Floor +
2.88%), 0.00%, 10/21/65
(a) (d)
........... GBP 100 134,490
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Gaea Mortgage Loan Trust, Series 2025-A, Class
A, 6.75%, 02/25/30
(a) (b)
............... USD 86 $ 83,870
GCAT Trust, Series 2025-NQM4, Class A1,
0.00%, 06/25/70
(b) (c)
................. 457 460,692
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
6.15%, 03/25/36
(a)
.................. 11 10,057
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.62%, 01/25/35 ................. 25 21,701
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.62%, 03/25/35 ................. 28 26,453
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor and 9.15%
Cap + 0.46%), 4.62%, 01/25/36 ....... 23 18,608
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ........... 1 1,583
HarborView Mortgage Loan Trust, Series 2007-4,
Class 2A2, (1-mo. CME Term SOFR at 0.00%
Floor and 10.00% Cap + 0.61%), 4.50%,
07/19/37
(a)
....................... 69 67,352
Homes Trust
(b)(c)
Series 2024-NQM2, Class A1, 5.72%,
10/25/69 ...................... 571 576,113
Series 2025-NQM2, Class A1, 5.42%,
02/25/70 ...................... 808 812,415
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
..... 81 80,700
Impac Secured Assets Trust, Series 2006-3,
Class A1, (1-mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.61%, 11/25/36
(a)
....... 40 36,751
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR41, Class A3, (1-mo. CME
Term SOFR at 0.36% Floor and 11.00%
Cap + 0.47%), 4.63%, 02/25/37 ....... 34 32,882
Series 2007-AR19, Class 3A1, 3.83%,
09/25/37 ...................... 62 40,173
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.75%, 08/25/37 ................. 66 60,337
J.P. Morgan Mortgage Trust
(a)(b)
Series 2024-VIS1, Class B2, 8.07%, 07/25/64 150 151,533
Series 2024-VIS2, Class B1, 7.71%, 11/25/64 133 135,023
Series 2025-NQM2, Class A1, 5.57%,
09/25/65 ...................... 588 592,812
Series 2025-VIS1, Class M1, 6.41%, 08/25/55 250 253,061
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 3.79%, 08/25/37
(a) (b)
.......... 13 3,932
Merrill Lynch Alternative Note Asset Trust, Series
2007-OAR2, Class A2, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.69%,
04/25/37
(a)
....................... 73 58,319
MFA Trust
(b)(c)
Series 2024-NPL1, Class A1, 6.33%, 09/25/54 214 214,499
Series 2025-NQM3, Class A1, 5.26%,
08/25/70 ...................... 891 893,818
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.25%, 04/28/62
(a) (d)
................. EUR 100 117,436

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Morgan Stanley Residential Mortgage Loan
Trust
(b)
Series 2025-DSC2, Class A1, 5.44%,
07/25/70
(c)
..................... USD 777 $ 782,247
Series 2025-NQM1, Class A1, 5.74%,
11/25/69
(a)
..................... 342 345,117
Series 2025-NQM1, Class M1, 6.50%,
11/25/69
(a)
..................... 440 445,115
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. CME Term
SOFR at 0.34% Floor and 9.00% Cap +
0.45%), 4.73%, 04/16/36
(a) (b)
........... 118 116,348
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
24 23,645
Series 2024-NQM3, Class B1, 7.14%,
11/25/64
(a)
..................... 170 174,978
Series 2025-NQM1, Class A1, 0.00%,
01/25/65
(c)
..................... 229 232,110
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
..................... 100 102,195
Series 2025-NQM4, Class A1, 0.00%,
07/25/65
(a)
..................... 185 186,825
Series 2025-NQM4, Class B1, 7.04%,
07/25/65
(a)
..................... 105 104,420
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2007-2, Class A4, (1-mo. CME
Term SOFR at 0.84% Floor + 0.95%), 5.11%,
06/25/37
(a)
....................... 8 6,781
NYMT Loan Trust, Series 2024-INV1, Class A1,
5.38%, 06/25/69
(a) (b)
................. 90 89,968
OBX Trust, Series 2025-NQM3, Class A1, 5.65%,
12/01/64
(b) (c)
...................... 221 223,062
PRKCM Trust, Series 2023-AFC1, Class B1,
7.42%, 02/25/58
(a) (b)
................. 498 499,538
PRPM Trust
(b)
Series 2024-NQM1, Class B1, 7.44%,
12/25/68
(a)
..................... 148 148,955
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(c)
..................... 183 185,332
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
..................... 100 101,506
Series 2025-NQM2, Class A1, 5.69%,
04/25/70
(c)
..................... 494 498,696
Series 2025-NQM3, Class A1, 5.61%,
05/25/70
(c)
..................... 606 610,223
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(a) (b)
.......... 100 101,234
RALI Trust, Series 2007-QH9, Class A1, 4.17%,
11/25/37
(a)
....................... 19 15,765
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (c)
............. 95 95,505
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor and 9.50% Cap + 0.51%), 4.67%,
09/25/35
(a) (b)
...................... 2 1,343
RFMSI Trust, Series 2006-SA4, Class 2A1,
5.49%, 11/25/36
(a)
.................. 39 33,102
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM2, Class A1, 5.73%,
02/25/65
(b) (c)
...................... 131 132,199
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 4.06%, 04/25/36
(a)
. 34 17,651
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.65%, 06/25/36 ....... 48 42,217
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor and 10.50%
Cap + 0.53%), 4.69%, 05/25/46 ....... USD 28 $ 19,652
Toorak Mortgage Trust, Series 2024-2, Class A1,
6.33%, 10/25/31
(b) (c)
................. 100 100,516
Verus Securitization Trust
(b)
Series 2021-8, Class A1, 1.82%, 11/25/66
(a)
. 191 176,976
Series 2023-2, Class B1, 7.44%, 03/25/68
(a)
. 289 290,744
Series 2023-3, Class B1, 7.73%, 03/25/68
(a)
. 100 100,374
Series 2025-5, Class A1, 5.43%, 06/25/70
(c)
. 428 431,574
Series 2025-6, Class A1, 5.42%, 07/25/70
(c)
. 986 993,530
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 . 30 28,296
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(c)
20 17,586
22,103,550
Commercial Mortgage-Backed Securities — 3.1%
1301 Trust
(a)(b)
Series 2025-1301, Class A, 5.06%, 08/11/42 55 55,708
Series 2025-1301, Class E, 7.48%, 08/11/42 34 34,239
Series 2025-1301, Class F, 8.37%, 08/11/42 491 497,299
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.75%,
06/15/42
(a) (b)
...................... 255 255,637
245 Park Avenue Trust, Series 2017-245P, Class
E, 3.78%, 06/05/37
(a) (b)
............... 200 189,906
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 6.05%,
09/15/34 ...................... 100 98,187
Series 2017-280P, Class E, (1-mo. CME Term
SOFR at 2.37% Floor + 2.42%), 6.64%,
09/15/34 ...................... 137 132,719
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.42%, 04/15/35
(a) (b)
...... 19 18,881
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.59%, 11/10/29 350 356,729
Series 2024-ATRM, Class E, 9.52%, 11/10/29 72 74,015
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.80%, 08/15/42 ................. 133 132,971
Series 2025-ATRM, Class F, (1-mo. CME
Term SOFR at 5.50% Floor + 5.50%),
9.65%, 08/15/42 ................. 141 140,773
Series 2025-ATRM, Class G, (1-mo. CME
Term SOFR at 6.75% Floor + 6.75%),
10.90%, 08/15/42 ................ 20 19,969
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,440 1,489,041
Series 2024-MAR, Class B, 7.07%, 12/10/41 223 232,325
Series 2024-MAR, Class C, 7.77%, 12/10/41 546 568,444
BANK, Series 2021-BN35, Class C, 2.90%,
06/15/64
(a)
....................... 153 129,368
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.95%, 05/15/35
(a) (b)
........... 293 293,763
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.72%,
01/25/36 ...................... 17 16,465
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 4.95%,
01/25/36 ...................... 13 12,101

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.81%,
04/25/36 ...................... USD 4 $ 3,950
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.65%,
10/25/36 ...................... 5 4,958
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.72%,
10/25/36 ...................... 4 4,129
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.52%), 4.68%,
07/25/37 ...................... 12 11,478
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.95%,
09/25/37 ...................... 52 49,090
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 5.07%,
03/15/37
(a) (b)
.................... 35 33,164
Series 2025-C35, Class A5, 5.59%, 07/15/58
(a)
928 979,019
Series 2025-C35, Class AS, 5.84%,
07/15/58
(a)
..................... 70 73,416
Series 2025-C35, Class B, 6.12%, 07/15/58
(a)
76 79,002
Series 2025-C35, Class D, 4.50%, 07/15/58
(b)
70 57,065
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
.................. 31 30,694
Benchmark Mortgage Trust, Series 2020-B21,
Class A5, 1.98%, 12/17/53 ............ 43 37,831
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.64%,
11/15/41 ...................... 160 160,350
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.79%,
11/15/41 ...................... 104 104,157
Series 2025-5MW, Class A, 4.67%, 10/10/42 105 104,815
Series 2025-5MW, Class E, 7.91%, 10/10/42 147 146,820
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 6.00%, 08/15/42
(a) (b)
. 348 348,981
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class A, (1-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.49%, 03/15/41
(a) (b)
. 95 95,061
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.07%, 08/15/41
(a) (b)
. 100 100,438
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 5.39%, 11/05/39
(a) (b)
...... 100 101,908
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
................ 299 311,299
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
...................... 30 30,542
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(b)
................ 105 96,901
BX Commercial Mortgage Trust
(a)(b)
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.91%,
12/09/40 ...................... 90 90,330
Series 2023-XL3, Class D, (1-mo. CME Term
SOFR at 3.59% Floor + 3.59%), 7.74%,
12/09/40 ...................... 124 124,140
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.84%,
08/15/39 ...................... 110 110,678
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-BRBK, Class D, (1-mo. CME
Term SOFR at 5.97% Floor + 5.97%),
10.12%, 10/15/41 ................ USD 39 $ 39,048
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.44%, 12/15/39 ................. 201 201,182
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.79%, 05/15/41 ................. 644 644,877
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.70%, 11/15/41 . CAD 58 41,740
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.53%,
08/15/42 ...................... USD 103 102,633
Series 2025-BCAT, Class E, (1-mo. CME Term
SOFR at 3.50% Floor + 3.50%), 7.65%,
08/15/42 ...................... 96 96,038
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.59%, 04/15/40 ................. 140 140,028
BX Trust
(a)(b)
Series 2025-LIFE, Class A, 5.88%, 06/13/47 149 153,457
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.50%,
10/15/27 ...................... 318 318,000
Series 2025-TAIL, Class E, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 7.45%,
06/15/35 ...................... 66 65,972
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
03/15/42 ...................... 1,124 1,123,481
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 60 50,194
Series 2017-CC, Class E, 3.67%, 08/13/37 . 110 88,831
Series 2017-GM, Class D, 3.54%, 06/13/39 . 200 192,552
Series 2017-GM, Class E, 3.54%, 06/13/39 . 50 47,561
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.11%,
07/15/41
(a) (b)
...................... 311 311,680
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 4.53%,
05/22/34
(a) (b)
...................... EUR 346 406,515
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 02/10/50 ................... USD 30 29,121
CENT, Series 2025-CITY, Class A, 5.09%,
07/10/40
(a) (b)
...................... 560 566,334
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ...... 9 8,822
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a) (b)
...................... 126 117,944
COMM Mortgage Trust
(a)(b)
Series 2025-167G, Class F, 9.46%, 08/10/40 66 66,075
Series 2025-SBX, Class B, 5.73%, 08/10/41 93 93,442
Commercial Mortgage Trust
(b)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
..................... 160 162,987
Series 2025-167G, Class A, 5.50%, 08/10/40 491 492,824
Series 2025-167G, Class E, 8.47%,
08/10/40
(a)
..................... 75 75,089
CSMC Trust, Series 2017-TIME, Class A, 3.65%,
11/13/39
(b)
....................... 100 94,447
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.92%, 11/10/41
(a) (b)
...... 370 371,576

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DK Trust
(a)(b)
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.74%,
08/15/37 ...................... USD 159 $ 159,000
Series 2025-LXP, Class D, (1-mo. CME Term
SOFR at 2.89% Floor + 2.89%), 7.04%,
08/15/37 ...................... 17 17,021
Durst Commercial Mortgage Trust
(a)(b)
Series 2025-151, Class A, 5.32%, 08/10/42 . 174 177,222
Series 2025-151, Class D, 7.02%, 08/10/42 . 100 102,718
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 848 867,386
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.45%, 10/15/42
(a) (b)
...... 185 185,000
Fontainebleau Miami Beach Mortgage Trust
(a)(b)
Series 2024-FBLU, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.60%,
12/15/39 ...................... 525 525,032
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.80%, 12/15/39 ................. 155 156,263
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
5.96%, 08/15/39
(a) (b)
................. 573 573,895
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%, 05/10/34 85 74,632
Series 2023-SHIP, Class E, 7.43%, 09/10/38
(a)
64 64,460
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class C, (1-mo. CME Term SOFR at
2.44% Floor + 2.44%), 6.59%, 05/15/37
(a) (b)
. 406 406,634
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
....................... 70 58,800
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.89%, 11/15/41
(a) (b)
........... 220 218,350
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2024-IGLG, Class A, 5.35%, 11/09/39 360 363,494
Series 2024-IGLG, Class D, 6.70%, 11/09/39 100 100,087
Series 2024-IGLG, Class E, 7.50%, 11/09/39 305 304,951
Series 2024-IGLG, Class F, 8.49%, 11/09/39 261 261,877
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.34%, 06/15/39
(a) (b)
. 100 100,670
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.69%, 12/15/39
(a) (b)
. 596 595,638
KSL Trust
(a)(b)
  (1-mo. CME Term SOFR + 1.89%), 6.04%,
06/15/30 ...................... 126 125,854
  (1-mo. CME Term SOFR + 4.09%), 8.24%,
06/15/30 ...................... 18 18,064
Lagarino European Loan Conduit No. 40 DAC
(a)(d)
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.17%, 06/22/37 . EUR 171 200,993
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 4.67%, 06/22/37 . 112 131,628
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.52%, 06/22/37 . 277 325,470
Last Mile Logistics Pan Euro Finance DAC,
Series 1X, Class E, (3-mo. EURIBOR at
2.70% Floor + 2.70%), 4.73%, 08/17/33
(a) (d)
. 115 134,871
Last Mile Securities PE DAC, Series 2021-1X,
Class D, (3-mo. EURIBOR at 2.35% Floor +
2.35%), 4.38%, 08/17/31
(a) (d)
........... 203 238,422
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MCR Mortgage Trust, Series 2024-HF1, Class
A, (1-mo. CME Term SOFR at 1.79% Floor +
1.79%), 5.94%, 12/15/41
(a) (b)
........... USD 238 $ 238,967
MIC Trust (The), Series 2023-MIC, Class A,
8.73%, 12/05/38
(a) (b)
................. 70 75,816
Morgan Stanley Capital I Trust, Series 2021-
230P, Class B, (1-mo. CME Term SOFR at
1.45% Floor + 1.56%), 5.71%, 12/15/38
(a) (b)
. 20 18,500
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.54%, 10/15/40
(a) (b)
. 200 199,500
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.14%, 08/15/29
(a) (b)
................. 100 100,446
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
........... 190 159,913
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.75%, 07/15/39
(a) (b)
....... 100 102,303
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.64%, 12/15/39
(a) (b)
................. 630 630,197
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a) (b)
........ 118 120,095
ROCK Trust
(b)
Series 2024-CNTR, Class A, 5.39%, 11/13/41 113 116,426
Series 2024-CNTR, Class E, 8.82%, 11/13/41 213 222,925
Sage AR Funding
(a)(d)
Series 2025-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.39%, 05/17/37 ................. GBP 97 130,666
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.89%, 05/17/37 ................. 97 130,600
SCG Commercial Mortgage Trust
(a)(b)
Series 2025-FLWR, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.40%, 08/15/42 ................. USD 174 174,163
Series 2025-FLWR, Class E, (1-mo. CME
Term SOFR at 2.75% Floor + 2.75%),
6.90%, 08/15/42 ................. 28 28,018
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.89%, 04/15/41
(a) (b)
........... 100 100,062
SELF Commercial Mortgage Trust
(a)(b)
Series 2024-STRG, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.69%, 11/15/34 ................. 150 149,719
Series 2024-STRG, Class E, (1-mo. CME
Term SOFR at 4.19% Floor + 4.19%),
8.34%, 11/15/34 ................. 151 150,670
Series 2024-STRG, Class F, (1-mo. CME
Term SOFR at 5.19% Floor + 5.19%),
9.34%, 11/15/34 ................. 125 124,284
Taurus UK DAC
(a)(d)
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 5.99%, 02/18/35 ........... GBP 97 130,722
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.49%, 02/18/35 ........... 103 138,998
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 7.19%, 02/18/35 ........... 212 287,102
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.39%, 12/15/39
(a) (b)
. USD 439 439,549

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
UK Logistics DAC
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.64%, 05/17/34 ................. GBP 100 $ 134,826
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
7.09%, 02/17/35 ................. 100 134,955
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.99%, 05/17/35 ................. 215 290,556
VEGAS, Series 2024-GCS, Class C, 6.42%,
07/10/36
(a) (b)
...................... USD 640 644,177
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.42%, 07/10/36
(a)
1,450 1,434,387
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 110 111,639
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, 4.24%, 11/25/47 .. 52 48,691
Series 2017-2, Class M4, 5.00%, 11/25/47 .. 26 23,744
Series 2023-1, Class M5, 9.64%, 01/25/53 .. 78 75,030
Series 2024-1, Class A, 6.55%, 01/25/54 ... 124 125,526
Series 2024-5, Class A, 5.49%, 10/25/54 ... 82 81,933
Series 2024-5, Class M3, 6.76%, 10/25/54 .. 99 98,646
Series 2024-6, Class M2, 6.55%, 12/25/54 .. 99 99,586
Series 2024-6, Class M3, 6.92%, 12/25/54 .. 182 183,312
Series 2024-6, Class M4, 9.67%, 12/25/54 .. 99 100,304
Series 2025-1, Class M1, 6.68%, 02/25/55 .. 899 909,408
Series 2025-1, Class M3, 7.33%, 02/25/55 .. 106 107,559
29,203,558
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
....................... 15,000 217
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class XB,
0.73%, 02/15/50 ................... 1,000 6,483
BBCMS Trust, Series 2015-SRCH, Class XA,
0.83%, 08/10/35
(b)
.................. 872 9,813
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.78%, 01/15/52 . 4,364 66,726
Series 2019-B9, Class XA, 1.17%, 03/15/52 . 948 25,525
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.87%, 05/10/58 ..... 170 301
CSAIL Commercial Mortgage Trust, Series 2017-
CX10, Class XB, 0.32%, 11/15/50 ....... 1,430 7,570
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
.................. 900 4,421
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.55%, 09/15/47 62 1
Series 2014-C23, Class XA, 0.49%, 09/15/47 67 —
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
1,800 11,227
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.38%, 12/15/47 130 1,469
Series 2015-C26, Class XD, 1.29%, 10/15/48 120 524
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.70%,
03/15/49
(b)
..................... 1,000 20,664
Series 2017-H1, Class XD, 2.29%, 06/15/50
(b)
110 3,523
Series 2019-L2, Class XA, 1.16%, 03/15/52 . 347 9,742
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ...................... 1,562 4,902
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 ...................... USD 312 $ 824
Wells Fargo Commercial Mortgage Trust, Series
2016-BNK1, Class XD, 1.37%, 08/15/49
(b)
.. 1,000 10,307
184,239
Total Non-Agency Mortgage-Backed Securities — 5 .4%
(Cost: $ 51,566,246 ) ............................... 51,491,347
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
(f)(g)(k)
Lehman Brothers Holdings, Inc. ........... 1,025 —
Lehman Brothers Holdings, Inc., Capital Trust VII 185 —
Total Other Interests — 0.0%
(Cost: $ 12 ) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(n)
........ 2 118,269
Electric Utilities — 0.0%
Edison International , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.90%), 5.00%
(a) (j)
........... 80 75,799
Total Preferred Securities — 0.0%
(Cost: $ 156,174 ) ................................. 194,068
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.0%
(a)
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-1 , Class BX ,
3.47% , 05/25/57 ................... 18 8,405
Federal Home Loan Mortgage Corp. Variable
Rate Notes
Series 5499 , Class FW , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.76% , 02/25/55 ........... 860 866,619
Series 5513 , Class FD , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.71% , 01/25/55 ........... 2,453 2,468,493
Series 5516 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.76% , 03/25/55 ........... 5,864 5,908,129
9,251,646
Commercial Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.45% , 11/25/32
(a)
.................. 90 89,406
Government National Mortgage Association
Series 2025-88 , Class AT , 5.00% , 06/16/58 . 220 219,812
Series 2025-126 , Class AD , 5.00% , 05/16/65 195 193,763
Series 2025-128 , Class AD , 5.00% , 10/16/56 226 225,784
Series 2025-128 , Class AG , 4.75% , 07/16/66 224 218,722
Series 2025-129 , Class AB , 4.75% , 09/16/54 143 141,451
Series 2025-130 , Class AL , 4.75% , 08/16/56 143 141,404
1,230,342

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. USD 1,125 $ 185,151
Series 2021-78 , Class IP , 3.00% , 05/20/51 .. 1,390 242,217
Series 2021-83 , Class PI , 3.00% , 05/20/51 . 1,185 207,019
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 1,368 232,152
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 675 114,632
Series 2022-85 , Class IK , 3.00% , 05/20/51 . 884 150,072
1,131,243
Mortgage-Backed Securities — 46.0%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 127 123,381
3.00% , 09/01/27 - 12/01/46 ............ 591 546,935
3.50% , 02/01/31 - 01/01/48 ............ 1,115 1,064,692
4.00% , 08/01/40 - 12/01/45 ............ 97 94,709
4.50% , 02/01/39 - 04/01/49 ............ 1,759 1,742,852
5.00% , 10/01/41 - 11/01/48 ............ 74 76,012
5.50% , 02/01/35 - 06/01/41 ............ 64 66,560
Federal National Mortgage Association
4.00% , 01/01/41 ................... 5 5,320
6.00% , 07/01/39 ................... 51 52,883
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ............ 3,985 3,296,989
2.00% , 10/15/55
(r)
.................. 5,712 4,720,336
2.50% , 04/20/51 - 01/20/53 ............ 6,077 5,237,268
2.50% , 10/15/55
(r)
.................. 3,666 3,155,609
3.00% , 02/15/45 - 01/20/52 ............ 4,089 3,656,867
3.00% , 10/15/55
(r)
.................. 2,958 2,640,240
3.50% , 01/15/42 - 05/20/52 ............ 3,378 3,143,253
3.50% , 10/15/55
(r)
.................. 2,760 2,516,060
4.00% , 04/20/39 - 12/20/52 ............ 2,150 2,047,402
4.00% , 10/15/55
(r)
.................. 1,729 1,625,431
4.50% , 12/20/39 - 07/20/49 ............ 536 529,624
4.50% , 10/15/55
(r)
.................. 3,917 3,797,930
5.00% , 12/15/38 - 07/20/44 ............ 45 46,546
5.00% , 10/15/55 - 11/15/55
(r)
........... 8,418 8,369,204
5.50% , 10/15/55
(r)
.................. 6,892 6,943,292
6.00% , 10/15/55
(r)
.................. 4,409 4,484,013
6.50% , 10/15/55 - 11/15/55
(r)
........... 3,912 4,017,555
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ............ 10,932 9,082,378
1.50% , 10/25/40
(r)
.................. 179 160,111
2.00% , 10/01/31 - 08/01/52 ............ 45,104 37,506,213
2.00% , 10/25/40 - 10/25/55
(r)
........... 5,257 4,360,521
2.50% , 09/01/27 - 07/01/53 ............ 34,443 29,709,269
2.50% , 10/25/40 - 10/25/55
(r)
........... 1,120 1,044,062
3.00% , 04/01/28 - 08/01/52 ............ 16,321 14,715,674
3.00% , 10/25/40 - 10/25/55
(r)
........... 2,441 2,161,359
3.50% , 03/01/29 - 01/01/51 ............ 8,624 8,020,248
3.50% , 10/25/40 - 10/25/55
(r)
........... 54,041 49,370,800
4.00% , 08/01/31 - 06/01/52 ............ 7,821 7,515,982
4.00% , 10/25/40
(r)
.................. 332 326,487
4.50% , 06/01/26 - 09/01/53 ............ 7,522 7,425,332
4.50% , 10/25/40 - 10/25/55
(r)
........... 21,256 20,665,364
5.00% , 02/01/35 - 11/01/53 ............ 7,072 7,075,746
5.00% , 10/25/55
(r)
................... 11,206 11,112,510
5.50% , 02/01/35 - 01/01/55 ............ 12,929 13,121,706
5.50% , 10/25/55
(r)
.................. 90,798 91,545,769
6.00% , 04/01/35 - 08/01/55 ............ 9,477 9,747,155
6.00% , 10/25/55
(r)
.................. 34,672 35,420,320
6.50% , 05/01/40 - 01/01/55 ............ 5,879 6,087,681
6.50% , 10/25/55
(r)
.................. 5,300 5,476,934
435,652,584
Security
Par (000)
Par (000) Value
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(b) (l)
........... USD 110 $ 17,485
Total U.S. Government Sponsored Agency Securities — 47 .2%
(Cost: $ 458,132,043 ) .............................. 447,283,300
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 08/15/54 ............ 1,013 972,143
4.50% , 08/15/39
(h)
.................. 787 792,740
4.38% , 11/15/39 ................... 126 124,976
4.63% , 02/15/40 - 11/15/44 ............ 1,666 1,660,582
1.13% , 05/15/40 - 08/15/40 ............ 3,340 2,116,660
3.88% , 08/15/40 - 02/15/43
(s)
........... 6,208 5,643,522
1.38% , 11/15/40 - 08/15/50 ............ 3,270 1,894,044
1.88% , 02/15/41 - 11/15/51 ............ 4,302 2,611,798
3.75% , 08/15/41 - 11/15/43 ............ 2,823 2,515,686
2.38% , 02/15/42 - 05/15/51 ............ 4,077 2,747,272
3.00% , 05/15/42 - 08/15/52 ............ 11,359 8,543,587
3.25% , 05/15/42 ................... 2,730 2,293,413
3.13% , 02/15/43 - 05/15/48 ............ 3,733 2,948,913
3.63% , 08/15/43 - 05/15/53 ............ 8,131 6,817,701
4.13% , 08/15/44 - 08/15/53 ............ 2,962 2,734,946
2.50% , 02/15/45 ................... 4,241 3,037,782
2.75% , 11/15/47 ................... 4,241 3,065,282
2.88% , 05/15/49 ................... 1,688 1,231,449
2.25% , 08/15/49 - 02/15/52 ............ 3,782 2,411,314
1.63% , 11/15/50 ................... 1,536 824,053
2.00% , 08/15/51 ................... 1,600 937,375
4.75% , 11/15/53 ................... 3,766 3,772,373
U.S. Treasury Inflation Linked Notes ,
1.63% , 04/15/30 ................... 10,556 10,717,827
U.S. Treasury Notes
4.63% , 03/15/26 ................... 4,396 4,410,733
4.50% , 07/15/26 - 12/31/31 ............ 6,585 6,705,807
0.63% , 07/31/26 ................... 4,195 4,087,374
2.00% , 11/15/26 ................... 1,145 1,123,442
4.38% , 12/15/26 - 01/31/32 ............ 16,396 16,743,538
4.00% , 01/15/27 - 02/15/34 ............ 8,733 8,768,961
4.25% , 03/15/27 - 08/15/35 ............ 13,140 13,297,108
2.38% , 05/15/27 - 03/31/29 ............ 3,179 3,072,369
0.50% , 05/31/27 - 08/31/27 ............ 6,916 6,535,785
2.25% , 08/15/27 ................... 3,228 3,147,930
0.38% , 09/30/27 ................... 1,674 1,569,887
4.13% , 10/31/27 ................... 2,532 2,557,716
3.88% , 11/30/27 ................... 6,058 6,089,444
1.25% , 03/31/28 - 09/30/28 ............ 9,963 9,341,441
1.13% , 08/31/28 ................... 1,981 1,844,729
1.50% , 11/30/28 - 02/15/30 ............ 947 865,245
3.75% , 12/31/28 - 05/31/30 ............ 7,018 7,031,026
1.75% , 01/31/29 ................... 62 58,331
1.88% , 02/28/29 - 02/15/32 ............ 177 160,905
2.88% , 04/30/29 - 05/15/32 ............ 3,632 3,513,288
3.25% , 06/30/29 ................... 2,310 2,275,046
3.50% , 01/31/30 ................... 4,228 4,192,161
4.88% , 10/31/30 ................... 3,810 4,005,131
3.63% , 09/30/31 ................... 3,004 2,968,797
Total U.S. Treasury Obligations — 19 .5%
(Cost: $ 194,546,302 ) .............................. 184,781,632

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Warrants
Beverages — 0.0%
(f) (g)
Cirkul, Inc. ( Issued/Exercisable 05/01/25 , 1 Share
for 1 Warrant, Expires 04/25/35 , Strike Price
USD 0.01 ) ....................... 520 $ 2,288
Cirkul, Inc. ( Issued/Exercisable 05/01/25 , 1 Share
for 1 Warrant, Expires 04/25/35 , Strike Price
USD 35.41 ) ...................... 534 272
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 2,560
Total Long-Term Investments — 125.6%
(Cost: $ 1,214,598,544 ) ............................ 1,190,869,896
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01%
(p) (t)
................... 18,274,306 18,274,306
Total Short-Term Securities — 1 .9%
(Cost: $ 18,274,306 ) ............................... 18,274,306
Total Options Purchased — 0.0%
( Cost: $ 555,784 ) ................................. 84,332
Total Investments Before Options Written and TBA Sale
Commitments — 127 .5%
(Cost: $ 1,233,428,634 ) ............................ 1,209,228,534
Total Options Written — (0.0) %
(Premium Received — $ (269,859) ) .................... (183,171)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(r)
Mortgage-Backed Securities — ( 11 .8 ) %
Government National Mortgage Association
3.50% , 10/15/55 ................... USD (434) $ (395,641)
5.00% , 10/15/55 ................... (2,757) (2,742,165)
6.50% , 10/15/55 ................... (1,956) (2,008,854)
Uniform Mortgage-Backed Securities
2.50% , 10/25/55 ................... (2,300) (1,937,044)
3.00% , 10/25/55 ................... (3,400) (2,985,884)
3.50% , 10/25/55 ................... (3,200) (2,923,268)
4.00% , 10/25/55 ................... (5,064) (4,772,123)
4.50% , 10/25/55 ................... (48,515) (47,052,654)
5.50% , 10/25/55 ................... (30,854) (31,107,941)
6.00% , 10/25/55 ................... (12,165) (12,427,888)
6.50% , 10/25/55 ................... (3,299) (3,409,133)
Total TBA Sale Commitments — ( 11 .8 ) %
(Proceeds: $ (112,100,567) ) ......................... (111,762,595)
Total Investments Net of Options Written and TBA Sale
Commitments — 115 .7%
(Cost: $ 1,121,058,208 ) ............................ 1,097,282,768
Liabilities in Excess of Other Assets — (15.7) % ............ (148,846,908)
Net Assets — 100.0% ...............................
$ 948,435,860
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Rounds to less than 1,000.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Non-income producing security.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Zero-coupon bond.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,046,343, representing 0.11% of its net assets as of period end, and an original cost of $1,018,000.
(n)
Convertible security.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Represents or includes a TBA transaction.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 17,463,353 $ 810,953
(a)
$ — $ — $ — $ 18,274,306 18,274,306 $ 661,520 $ —
BlackRock Allocation Target
Shares - BATS Series A .. 136,448,663 — — — 1,584,937 138,033,600 14,408,518 6,123,834 —
$ — $ 1,584,937 $ 156,307,906 $ 6,785,354 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 22 12/08/25 $ 3,321 $ 6,433
Australia 10-Year Bond ...................................................... 160 12/15/25 12,001 (44,491)
Canada 10-Year Bond ....................................................... 30 12/18/25 2,640 4,937
U.S. Treasury 10-Year Note ................................................... 34 12/19/25 3,824 4,852
U.S. Treasury Long Bond ..................................................... 143 12/19/25 16,668 (51,213)
U.S. Treasury Ultra Bond ..................................................... 180 12/19/25 21,617 327,647
U.S. Treasury 5-Year Note .................................................... 504 12/31/25 55,023 (200,886)
47,279
Short Contracts
Euro-Bobl ............................................................... 12 12/08/25 1,660 (2,069)
Euro-Buxl ............................................................... 4 12/08/25 538 (5,837)
Russell 2000 E-Mini Index .................................................... 9 12/19/25 1,105 (13,786)
S&P 500 E-Mini Index ....................................................... 1 12/19/25 337 (2,980)
U.S. Treasury 10-Year Ultra Note ............................................... 112 12/19/25 12,889 77,163
U.S. Treasury 2-Year Note .................................................... 114 12/31/25 23,754 (441)
52,050
$ 99,329
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TRY 2,046,480 USD 44,000 UBS AG 10/24/25 $ 4,300
BRL 20,711,674 USD 3,744,212 UBS AG 12/17/25 77,010
EUR 1,088,000 USD 1,279,909 Deutsche Bank AG 12/17/25 3,170
MXN 33,294,044 USD 1,772,176 JPMorgan Chase Bank NA 12/17/25 30,885
USD 1,728,661 COP 6,846,275,000 Morgan Stanley & Co. International plc 12/17/25 524
USD 2,026,802 EUR 1,714,000 Morgan Stanley & Co. International plc 12/17/25 5,482
USD 1,775,853 GBP 1,311,900 Barclays Bank plc 12/17/25 11,311
USD 1,149,166 GBP 844,000 Citibank NA 12/17/25 13,962
USD 548,217 GBP 407,000 Goldman Sachs International 12/17/25 791
USD 619,769 IDR 10,228,674,000 Citibank NA 12/17/25 8,043
USD 3,280,245 JPY 478,781,000 HSBC Bank plc 12/17/25 16,797
USD 250,419 JPY 36,555,000 Royal Bank of Canada 12/17/25 1,254
USD 193,442 JPY 28,241,000 UBS AG 12/17/25 947
174,476
USD 44,000 TRY 2,066,570 Barclays Bank plc 10/24/25 (4,776)
CNY 32,380,194 USD 4,578,000 Citibank NA 12/17/25 (10,713)
USD 6,586,172 BRL 36,432,400 UBS AG 12/17/25 (135,464)
USD 13,368,186 EUR 11,365,224 Deutsche Bank AG 12/17/25 (34,823)
USD 519,514 EUR 441,000 Standard Chartered Bank 12/17/25 (557)
USD 142,027 GBP 106,000 JPMorgan Chase Bank NA 12/17/25 (546)
USD 1,226,000 PEN 4,271,139 Bank of America NA 12/17/25 (1,676)
USD 1,584,450 ZAR 27,870,000 Bank of America NA 12/17/25 (20,411)
(208,966)
$ (34,490)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ Up and In Barclays Bank plc 11/20/25 JPY 150.00 JPY 155.00 USD 9,381 $ 2,842
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 30-Year Bond .................... 220 10/24/25 USD 111.00 USD 22,000 $ 17,188
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... Standard Chartered Bank 01/16/26 CNH 7.00 USD 21,127 $ 63,487
$ —
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
30-Year Interest Rate Swap
(a)
4.33% Annual 1-day SOFR Annual Citibank NA 10/14/25 4 .33 % USD 13,059 $ 815
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EchoStar Corp. .............................. 13 10/17/25 USD 80.00 USD 99 $ (3,023)
Put
U.S. Treasury 30-Year Bond ..................... 220 10/24/25 USD 106.00 USD 22,000 (3,437)
$ (6,460)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Standard Chartered Bank 01/16/26 CNH 6.85 USD 21,127 $ (16,807)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/30/25 3 .30 % USD 5,421 $ (20,361)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 12/30/25 4 .00 USD 5,421 (19,347)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 43,236 (120,196)
(139,543)
$ (159,904)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 6,913 $ 560,821 $ 502,122 $ 58,699
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 16,222 $ (38,480) $ — $ (38,480)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 12,449 (17,141) — (17,141)
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 12,449 27,796 5,574 22,222
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 16,222 39,498 — 39,498
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,836,038 (11,086) — (11,086)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 1,158,898 (2,286) — (2,286)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,627,337 (8,860) — (8,860)
0.69% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 1,124,830 24,194 — 24,194
0.68% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 1,111,832 24,063 — 24,063
0.70% At Termination 1-day TONAR At Termination 05/11/26
(a)
05/11/27 JPY 887,866 19,417 — 19,417
1-day TONAR At Termination 1.01% At Termination 09/11/26
(a)
09/11/27 JPY 702,945 (5,327) — (5,327)
1.29% Annual 1-day TONAR Annual N/A 08/13/35 JPY 81,122 9,488 — 9,488
1.30% Annual 1-day TONAR Annual N/A 08/13/35 JPY 146,239 16,551 — 16,551
1.30% Annual 1-day TONAR Annual N/A 08/13/35 JPY 145,362 16,383 — 16,383
1-day TONAR Annual 2.03% Annual N/A 08/12/45 JPY 50,972 (5,783) — (5,783)
1-day TONAR Annual 2.04% Annual N/A 08/12/45 JPY 81,906 (8,734) — (8,734)
1-day TONAR Annual 2.04% Annual N/A 08/12/45 JPY 81,442 (8,662) — (8,662)
$ 71,031 $ 5,574 $ 65,457
(a)
Forward swap.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.28% At Termination 07/15/27 GBP 2,621 $ (13,412) $ — $ (13,412)
UK Retail Price Index All
Items Monthly At Termination 3.30% At Termination 07/15/27 GBP 2,673 (12,290) — (12,290)
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 07/15/27 GBP 5,236 (22,373) — (22,373)
UK Retail Price Index All
Items Monthly At Termination 3.43% At Termination 07/15/27 GBP 2,568 (3,462) 24 (3,486)
UK Retail Price Index All
Items Monthly At Termination 3.26% At Termination 08/15/27 GBP 4,373 (15,868) — (15,868)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 795 6,562 (134) 6,696
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 795 6,367 (108) 6,475
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,603 10,858 — 10,858
2.64% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,590 4,546 — 4,546
2.65% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,060 2,666 — 2,666
2.67% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,040 1,511 — 1,511
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 796 587 — 587
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 794 546 — 546
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,633 1,486 795 691
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,590 (1,933) — (1,933)
2.75% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,290 (3,292) — (3,292)
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 2,621 13,170 — 13,170
3.42% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 2,673 11,638 — 11,638
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,236 21,390 — 21,390
3.49% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 2,568 1,949 (375) 2,324
3.37% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/29 GBP 4,373 22,729 — 22,729
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 2,654 22,856 — 22,856
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 1,307 11,197 — 11,197
3.39% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 1,144 3,081 — 3,081
3.40% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 1,167 2,394 — 2,394
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,285 4,323 — 4,323
3.46% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 1,121 (1,517) (273) (1,244)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/17/30 USD 5,846 (5,199) — (5,199)
2.70% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/22/30 USD 1,902 (2,698) — (2,698)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/30 GBP 1,908 6,332 — 6,332

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/09/30 USD 5,665 $ 3,412 $ — $ 3,412
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 2,285 (107) — (107)
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 1,167 91 — 91
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 1,144 367 — 367
UK Retail Price Index All
Items Monthly At Termination 3.27% At Termination 07/15/35 GBP 1,121 4,255 637 3,618
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 08/15/35 GBP 1,908 (4,694) — (4,694)
2.23% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 539 (2,362) — (2,362)
2.24% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 274 (1,750) — (1,750)
2.24% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 411 (2,330) — (2,330)
2.24% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 411 (2,153) — (2,153)
$ 68,873 $ 566 $ 68,307
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 1,712 $ (49,779) $ (40,236) $ (9,543)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 870 (25,879) (20,888) (4,991)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 849 (22,717) (19,346) (3,371)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 16 (2) 981 (983)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD — — 32 (32)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7 1,349 381 968
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD — — (103) 103
$ – $ – $ –
$ (97,028) $ (79,179) $ (17,849)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 7 $ (1,348) $ (794) $ (554)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (1,985) (712) (1,273)
$ (3,333) $ (1,506) $ (1,827)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/25 USD 7,075 $ (5,726) $ (4,065) $ (1,661)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly BNP Paribas SA 12/20/25 USD 509 (1,110) 4,468 (5,578)
$ (6,836) $ 403 $ (7,239)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ 229,949 $ 49,526,136 $ 750,000 $ 50,506,085
Common Stocks
Banks ............................................... 370,559 — — 370,559
Broadline Retail ........................................ — 92,731 — 92,731
Commercial Services & Supplies ............................. — — 1,978 1,978
Diversified Telecommunication Services ........................ 183,129 — — 183,129
Energy Equipment & Services .............................. 467,294 — — 467,294
Entertainment ......................................... 151,025 — — 151,025
Health Care Providers & Services ............................ 107,896 — — 107,896
Hotels, Restaurants & Leisure .............................. 540,391 — — 540,391
Household Durables ..................................... 332,164 — — 332,164
Media ............................................... 486,749 — — 486,749
Metals & Mining ........................................ 53,695 — — 53,695
Professional Services .................................... 68,880 — — 68,880

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Software ............................................. $ 181,965 $ — $ — $ 181,965
Corporate Bonds
Aerospace & Defense .................................... — 2,047,200 — 2,047,200
Automobile Components .................................. — 1,212,323 — 1,212,323
Automobiles .......................................... — 625,336 — 625,336
Banks ............................................... — 32,307,974 4,200 32,312,174
Beverages ........................................... — 507,517 — 507,517
Biotechnology ......................................... — 512,031 — 512,031
Broadline Retail ........................................ — 1,286,708 — 1,286,708
Building Products ....................................... — 627,259 — 627,259
Capital Markets ........................................ — 22,897,316 252,896 23,150,212
Chemicals ............................................ — 1,819,210 — 1,819,210
Commercial Services & Supplies ............................. — 1,080,052 — 1,080,052
Communications Equipment ................................ — 735,765 — 735,765
Construction & Engineering ................................ — 950,587 — 950,587
Construction Materials .................................... — 339,230 — 339,230
Consumer Finance ...................................... — 8,622,259 — 8,622,259
Consumer Staples Distribution & Retail ........................ — 819,867 — 819,867
Containers & Packaging .................................. — 723,625 — 723,625
Diversified Consumer Services .............................. — 219,151 — 219,151
Diversified REITs ....................................... — 9,236,854 — 9,236,854
Diversified Telecommunication Services ........................ — 7,108,655 — 7,108,655
Electric Utilities ........................................ — 35,061,601 466,015 35,527,616
Energy Equipment & Services .............................. — 895,783 — 895,783
Entertainment ......................................... — 4,573,085 — 4,573,085
Financial Services ...................................... — 2,552,202 788,403 3,340,605
Food Products ......................................... — 205,206 — 205,206
Ground Transportation ................................... — 782,304 — 782,304
Health Care Equipment & Supplies ........................... — 1,297,895 — 1,297,895
Health Care Providers & Services ............................ — 5,266,456 — 5,266,456
Health Care REITs ...................................... — 122,680 — 122,680
Hotel & Resort REITs .................................... — 1,142,552 — 1,142,552
Hotels, Restaurants & Leisure .............................. — 5,381,667 — 5,381,667
Household Durables ..................................... — 1,095,023 — 1,095,023
Independent Power and Renewable Electricity Producers ............ — 512,699 — 512,699
Insurance ............................................ — 689,203 — 689,203
Interactive Media & Services ............................... — 1,412,683 — 1,412,683
IT Services ........................................... — 3,437,376 — 3,437,376
Machinery ............................................ — 104,519 — 104,519
Media ............................................... — 9,754,875 — 9,754,875
Metals & Mining ........................................ — 3,526,699 — 3,526,699
Multi-Utilities .......................................... — 427,209 — 427,209
Office REITs .......................................... — 122,080 — 122,080
Oil, Gas & Consumable Fuels ............................... — 67,474,921 451,790 67,926,711
Paper & Forest Products .................................. — 423,573 — 423,573
Passenger Airlines ...................................... — 1,095,874 — 1,095,874
Personal Care Products .................................. — 221,299 — 221,299
Pharmaceuticals ....................................... — 840,457 — 840,457
Real Estate Management & Development ....................... — 900,016 — 900,016
Residential REITs ....................................... — 752,171 — 752,171
Semiconductors & Semiconductor Equipment .................... — 6,798,482 580,328 7,378,810
Software ............................................. — 6,367,741 — 6,367,741
Specialized REITs ...................................... — 6,719,637 — 6,719,637
Specialty Retail ........................................ — 892,995 — 892,995
Technology Hardware, Storage & Peripherals .................... — 1,055,875 — 1,055,875
Textiles, Apparel & Luxury Goods ............................ — 324,011 — 324,011
Tobacco ............................................. — 5,652,025 — 5,652,025
Trading Companies & Distributors ............................ — 406,556 — 406,556
Transportation Infrastructure ............................... — 756,632 — 756,632
Wireless Telecommunication Services ......................... — 3,984,904 — 3,984,904
Fixed Rate Loan Interests ................................... — — 97,680 97,680
Floating Rate Loan Interests
Beverages ........................................... — — 191,989 191,989
Capital Markets ........................................ — — 93,586 93,586
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 232,903 $ — $ 232,903
Electric Utilities ........................................ — 96,103 — 96,103
Energy Equipment & Services .............................. — 242,695 — 242,695
Financial Services ...................................... — — 82,433 82,433
Hotels, Restaurants & Leisure .............................. — 456,054 177,747 633,801
Media ............................................... — 379,731 — 379,731
Oil, Gas & Consumable Fuels ............................... — — 337,037 337,037
Foreign Agency Obligations ................................. — 2,053,779 — 2,053,779
Foreign Government Obligations .............................. — 26,007,529 — 26,007,529
Investment Companies .................................... 138,033,600 — — 138,033,600
Municipal Bonds ......................................... — 5,836,065 — 5,836,065
Non-Agency Mortgage-Backed Securities ........................ — 51,491,347 — 51,491,347
Other Interests .......................................... — — — —
Preferred Securities
Aerospace & Defense .................................... 118,269 — — 118,269
Electric Utilities ........................................ — 75,799 — 75,799
U.S. Government Sponsored Agency Securities .................... — 447,283,300 — 447,283,300
U.S. Treasury Obligations ................................... — 184,781,632 — 184,781,632
Warrants .............................................. — — 2,560 2,560
Short-Term Securities
Money Market Funds ...................................... 18,274,306 — — 18,274,306
Options Purchased
Foreign currency exchange contracts ........................... — 66,329 — 66,329
Interest rate contracts ...................................... 17,188 815 — 18,003
Unfunded Floating Rate Loan Interests
(a)
........................... — — 313 313
Liabilities
Investments
TBA Sale Commitments .................................... — (111,762,595) — (111,762,595)
$ 159,617,059 $ 933,570,238 $ 4,278,955 $ 1,097,466,252
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 59,770 $ — $ 59,770
Foreign currency exchange contracts ............................ — 174,476 — 174,476
Interest rate contracts ....................................... 421,032 171,816 — 592,848
Other contracts ........................................... — 163,498 — 163,498
Liabilities
Credit contracts ........................................... — (20,747) — (20,747)
Equity contracts ........................................... (19,789) — — (19,789)
Foreign currency exchange contracts ............................ — (225,773) — (225,773)
Interest rate contracts ....................................... (308,374) (273,502) — (581,876)
Other contracts ........................................... — (95,191) — (95,191)
$ 92,869 $ (45,653) $ — $ 47,216
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Total Return V.I. Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Sol
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate